UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	    WASHINGTON, D.C. 20549
	   	 --------

		FORM N-CSR
		 --------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-4325

FIRST INVESTORS LIFE SERIES FUND
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
1-732-855-2712
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2005

DATE OF REPORTING PERIOD:  JUNE 30, 2005

      Item 1.  Reports to Stockholders

		The Semi-Annual Report to Stockholders follows

[Logo: "FIRST INVESTORS"]

The words "LIFE SERIES FUND" in a rectangular blue box across the top of the page.

BLUE CHIP
CASH MANAGEMENT
DISCOVERY
FOCUSED EQUITY
GOVERNMENT
GROWTH
HIGH YIELD
INTERNATIONAL SECURITIES
INVESTMENT GRADE
TARGET MATURITY 2007
TARGET MATURITY 2010
TARGET MATURITY 2015
VALUE

SEMI-ANNUAL REPORT
JUNE 30, 2005

Market Overview
FIRST INVESTORS LIFE SERIES FUND

Dear Investor:

We are pleased to present this Market Overview for the First Investors Life Series Fund for the six-month period ended June 30, 2005.

The Economy

Economic growth moderated very slightly during the reporting period in response to higher oil prices and an inventory correction in the manufacturing sector. First quarter gross domestic product rose 3.8% and the second quarter's growth rate is estimated to be similar. The unemployment rate declined from 5.4% to 5%. Reflecting high levels of productivity and global competition, inflation declined, as measured by the consumer price index, from a 3.3% annual rate at the end of 2004 to 2.5%. Excluding the volatile food and energy sectors, the consumer price index was even lower at 2%.

The Federal Reserve ("the Fed") continued to tighten monetary policy at a measured pace, raising the benchmark federal funds rate four times from 2-1/4% to 3-1/4%. While inflation currently is low, the Fed felt rate increases were needed to preempt potential future inflation.

In response to the Fed's tightening of monetary policy, short-term interest rates rose notably. As measured by the two-year U.S. Treasury note, yields increased from 3.07% to 3.64%. Surprisingly, long-term interest rates fell during the reporting period. Ten-year Treasury note yields declined from 4.22% to 3.92%. Several factors contributed to lower long-term interest rates: strong global demand for U.S. bonds, low and stable inflation, confidence in the Fed's inflation-fighting ability, and the perception of potentially slower U.S. and foreign economic growth.

The Equity Market

Equity returns were lackluster for the reporting period, despite a seemingly solid economic backdrop. Upbeat quarterly corporate profit growth, with results exceeding expectations, a resurgence in mergers and acquisition activity, and continued corporate balance sheet improvements were all characteristics of the period under review. However, worries over surging energy costs, with crude oil breaking $60 a barrel, and continued short-term interest rate rises, coupled with companies' limited pricing power and anemic new job creation have worked to put a lid on investor enthusiasm. The broad market averages struggled during the six month period, with all major indices in the red. The S&P 500 was down 0.81% and the Dow Jones Industrials was off 4.7%. The more speculative technology-driven Nasdaq-OTC Composite was down 5.5%. Small-cap stocks underperformed their larger counterparts during the first part of 2005, with the Russell 2000 down 1.8%. Despite the Fed's statements from June 30,

FIRST INVESTORS LIFE SERIES FUND

2005 that "the expansion remains firm," and that "longer term inflation expectations remain contained," the equity markets remained unenthusiastic in their response.

The Bond Market

Bond market returns were solid for the reporting period, driven by the decline in long-term interest rates. U.S. government bonds provided the best returns, reflecting their high degree of interest rate sensitivity. Investment grade corporate bonds trailed the government sector by a small margin as spreads widened in response to increased event risk for corporate issuers (such as mergers and acquisitions, and leveraged buy-outs). The mortgage-backed sector had moderate returns as the benefit of lower interest rates was partially offset by heightened prepayment risk and the flatter yield curve. The high-yield corporate bond sector was the weakest sector as earnings problems at General Motors and heightened event risk triggered a repricing of the market.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.


\S\ Edwin D. Miska               \S\ Clark D. Wagner

Edwin D. Miska                   Clark D. Wagner
Director of Equities             Director of Fixed Income
First Investors Management       First Investors Management
  Company, Inc.                    Company, Inc.

July 29, 2005

The Funds are only available through the purchase of variable life insurance policies and variable annuity contracts issued by First Investors Life Insurance Company. The reports do not reflect the additional expenses and charges that are applicable to variable life insurance policies and variable annuity contracts.

This Market Overview is not part of the Funds' financial report and is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. The Market Overview reflects conditions through the end of the period as stated on the cover. Market conditions are subject to change. This Market Overview may not be relied on as investment advice or an indication of current or future trading intent on behalf of any Fund.

There are a variety of risks associated with investing in mutual funds. For stock funds, the risks include market risk (the risk that the entire stock market will decline because of an event such as a deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock funds, such as small-cap, global and international funds. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, longer-term bonds fluctuate more than shorter-term bonds in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. You should consult your prospectus for a precise explanation of the risks associated with your fund.

Understanding Your Fund's Expenses
FIRST INVESTORS LIFE SERIES FUND

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, January 1, 2005, and held for the entire six-month period ended June 30, 2005. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid during the period.

To estimate the expenses you paid on your account during this period simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period".

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical expense example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Board Considerations of Advisory Contracts and Fees
FIRST INVESTORS LIFE SERIES FUND

At a meeting held on May 19, 2005 ("May Meeting"), the Board of Trustees ("Board") of First Investors Life Series Fund ("Trust"), including a majority of the non-interested or independent Trustees, approved the renewal of the investment advisory agreement ("Advisory Agreement") between First Investors Management Company, Inc. ("FIMCO") and the Trust on behalf of each of the following funds (each, a "Fund" and collectively, the "Funds"): Blue Chip Fund, Growth Fund, Focused Equity Fund, Discovery Fund, Value Fund, International Securities Fund, High Yield Fund, Investment Grade Fund, Government Fund, Cash Management Fund, Target Maturity 2007 Fund, Target Maturity 2010 Fund and Target Maturity 2015 Fund. In addition, at the May Meeting, the Board, including a majority of non-interested Trustees, approved the renewal of the sub-advisory agreement ("Sub-Advisory Agreement") between FIMCO and Wellington Management Company, LLP ("WMC") with respect to the Growth Fund, Focused Equity Fund and International Securities Fund (collectively, the "Sub-Advised Funds"). In reaching its decisions, the Board reviewed and considered information furnished and discussed throughout the year at regularly scheduled Board meetings as well as information provided specifically in relation to the renewal of the Advisory Agreement and Sub-Advisory Agreement for the May Meeting.

Information furnished at Board meetings throughout the year included FIMCO's analysis of each Fund's investment performance, presentations given by FIMCO's Director of Equities and Director of Fixed Income, and representatives of WMC, and various reports on compliance and other services provided by FIMCO. In response to specific requests from the independent Trustees in connection with the May Meeting, FIMCO furnished, and the Board reviewed, information concerning a variety of aspects of its operations, including: (1) the nature, extent and quality of services provided by FIMCO to the Funds, including investment advisory and administrative services; (2) the investment performance of each Fund, including comparisons to a group of mutual funds based on the category assigned to the Fund, and data published, by Lipper, Inc. ("Peer Group");
(3) the management fees paid by each Fund and total expense ratios of each Fund compared to the management fees and total expense ratios of each Fund's Peer Group to the extent available; (4) the costs of providing services to each Fund and the profits realized by FIMCO from the relationship with each Fund and, with respect to the Sub-Advised Funds, the fact that FIMCO pays WMC a sub-advisory fee for its services to those Funds out of the advisory fee received by FIMCO; and (5) any "fall out" or ancillary benefits enjoyed by FIMCO as a result of the relationship with each Fund. In addition to evaluating, among other things, the written information provided by FIMCO, the Board also evaluated the answers to questions posed by the Board to representatives of FIMCO at the May Meeting.

FIRST INVESTORS LIFE SERIES FUND

In addition, in response to specific requests from the independent Trustees in connection with the May Meeting, WMC furnished, and the Board reviewed, information concerning a variety of aspects of its operations, including: (1) the nature, extent and quality of services provided by WMC to the Sub-Advised Funds; (2) the investment performance of each Sub-Advised Fund, including comparisons to each Fund's Peer Group; (3) the sub-advisory fee rates charged by WMC, a comparison of those fee rates to fee rates charged by WMC for providing sub-advisory services to other investment companies or accounts, as applicable, with objectives similar to the Sub-Advised Funds and a comparison of the fee rates charged by other sub-advisers to investment companies in the same Peer Group as the Sub-Advised Funds; (4) the overall profitability of WMC; and (5) any "fall out" or ancillary benefits enjoyed by WMC as a result of the relationship with each Sub-Advised Fund.

In considering the information and materials described above, the independent Trustees received assistance from and met separately with independent counsel. Although the Advisory Agreement for all of the Funds and the Sub-Advisory Agreement for the Sub-Advised Funds were considered at the same Board meeting, the Trustees addressed each Fund separately during the May Meeting. In view of the broad scope and variety of factors and information, the Trustees did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the continuance of the Advisory Agreement and Sub-Advisory Agreement. Rather, the approval determinations were made on the basis of each Trustee's business judgment after consideration of all of the factors taken in their entirety. Although not meant to be all-inclusive, the following discusses some of the factors relevant to the Board's decisions to approve the continuance of the Advisory Agreement and Sub-Advisory Agreement.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by FIMCO, the Board recognized that FIMCO is dedicated to providing investment management services exclusively to the Funds and the other funds in the First Investors fund complex and that, unlike many other mutual fund managers, FIMCO does not provide management services to hedge funds, pension funds or separately managed accounts. As a result, the Trustees considered that FIMCO's personnel devote substantially all of their time to serving the funds in the First Investors fund complex, and emphasized that FIMCO's senior management sets a tone for the organization that is aimed at the protection of Fund shareholders and that this focus permeates the entire organization. The Board noted that FIMCO has undertaken extensive responsibilities as manager of the Funds, including:
(i) the provision of investment advice to the Funds; (ii) implementing policies and procedures designed to ensure compliance with each

Fund's investment objectives and policies; (iii) the review of brokerage arrangements; (iv) oversight of general portfolio compliance with applicable laws; (v) the provision of certain administrative services to the Funds, including fund accounting; and (vi) the implementation of Board directives as they relate to the Funds. The Board also acknowledged that FIMCO has devoted substantial time and resources to ensure that the Funds and FIMCO are in compliance with a wide array of new regulatory initiatives that have been aimed at mutual funds and their service providers. With regard to compliance, the Board noted that FIMCO's and the Funds' overall compliance records were good. The Board also noted that FIMCO had made changes to portfolio managers, strengthened portfolio manager teams and added to its in-house research and analytical capabilities in response to previous discussions with the Board.

Furthermore, the Board considered the nature, extent and quality of the investment management services provided by WMC to the Sub-Advised Funds over both the short and long term and the organizational depth and stability of WMC.

Based on the totality of the information considered, the Trustees concluded that the Funds were likely to benefit from the nature, extent and quality of FIMCO's and WMC's services, as applicable, and that FIMCO and WMC have the ability to continue to provide these services based on their respective experience, operations and resources.

Investment Performance

The Board placed significant emphasis on the investment performance of each of the Funds. While consideration was given to performance reports and discussions held at prior Board meetings, particular attention was given to the performance reports prepared by FIMCO and WMC specifically for the May Meeting. In particular, the Trustees reviewed the performance of the Funds for each of the past five calendar years and gave more weight to each Fund's performance over the most recent calendar year ("1-year period") and average performance over the most recent three calendar year period ("3-year period"). In this regard, the Board considered the performance of each Fund on a percentile and quintile basis as compared to its Peer Group (except for the Target Maturity Funds). In reviewing this data, the Board particularly focused on whether a Fund's performance was in the top three quintiles versus the Fund's Peer Group for the 3-year period. For each Target Maturity Fund, the Board considered the performance of such Funds as compared to their respective benchmarks. On a Fund-by-Fund basis, the performance reports indicated, and the Board noted, that:

* Blue Chip Fund and Growth Fund were in the third quintile of their respective Peer Group for both the 1-year period and 3-year period. In addition, the Board considered the fact that a new portfolio manager had been assigned to the Blue Chip Fund in May of 2005 and considered this to be a favorable development.

FIRST INVESTORS LIFE SERIES FUND

* Discovery Fund was in the second highest quintile of its Peer Group for the 1-year period and the third quintile for the 3-year period. The Board also considered the recent appointment of a sub-adviser for this Fund, Paradigm Capital Management, Inc., to enhance performance.

* Value Fund and International Securities Fund were in the highest quintile of their respective Peer Group for the 1-year period and the second highest quintile for the 3-year period.

* High Yield Fund was in the third quintile of its Peer Group for the 1-year period and the second highest quintile for the 3-year period.

* Government Fund and Cash Management Fund were in the second highest quintile of their respective Peer Group for both the 1-year period and 3-year period.

* Investment Grade Fund was in the third quintile of its Peer Group for the 3-year period, although its more recent 1-year period performance was not as favorable.

With regard to Focused Equity Fund, the performance report showed that the Fund was in the fourth quintile of its Peer Group for both the 1-year period and 3-year period. However, in reviewing the Focused Equity Fund's performance compared to its Peer Group, the Board noted that the Fund had above average returns for two of the last five calendar years. Furthermore, the Board noted that WMC had assigned a new portfolio manager for the Fund on August 31, 2002 and that the Fund's performance since that time through March 31, 2005 fell within the second highest quintile of its Peer Group. The Board was encouraged by the Fund's performance over this time period; considered the recent shift in strategy with regard to the market capitalization of the Fund's portfolio securities to be a positive development; and expressed confidence in the current portfolio manager. The Board also expressed its intention to continue to closely monitor the Fund's performance in concert with FIMCO.

With regard to Target Maturity 2007 Fund, Target Maturity 2010 Fund and Target Maturity 2015 Fund, the Board was provided with, and considered, each of these Funds' performance as compared to its respective benchmark index for each of the past five calendar years. The Board noted that:

* Target Maturity 2007 Fund had outperformed its benchmark index in three out of the past five calendar years, although the performance for the most recent two calendar years was not as favorable.

* Target Maturity 2010 Fund and Target Maturity 2015 Fund had outperformed their respective benchmark index in four out of the past five calendar years.

Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses. The Board gave substantial consideration to the fees payable under the Advisory Agreement for each Fund as well as under the Sub-Advisory Agreement for the Sub-Advised Funds. The Board reviewed reports prepared by FIMCO comparing each Fund's effective management fee rates, operating expense ratios, and total expense ratios to its Peer Group to the extent such Peer Group information was available. The Board also noted the effect of the management fee waivers in place for the following Funds during the periods presented: Government Fund, Investment Grade Fund, Target Maturity 2007 Fund, Target Maturity 2010 Fund, Target Maturity 2015 Fund and Cash Management Fund. With regard to the effective management fee rates for the 2004 fiscal year, on a Fund-by-Fund basis, the Board noted that:

* The level of management fee rate for International Securities Fund was equivalent to its Peer Group median.

* The level of management fee rate for Discovery Fund was significantly lower than its Peer Group median. The recent appointment of Paradigm Capital Management, Inc. as sub-adviser of the Fund is at a substantial expense to FIMCO.

* The level of management fee rates for Blue Chip Fund, Growth Fund, Focused Equity Fund, Value Fund, High Yield Fund, Investment Grade Fund, Government Fund and Cash Management Fund, taking into account the fee waivers (as applicable), were higher than their respective Peer Group median.

With regard to Target Maturity 2007 Fund, Target Maturity 2010 Fund and Target Maturity 2015 Fund, Peer Group management fee information was not available. However, the Board noted the fact that FIMCO had waived its management fee for each of these Funds to the extent management fees exceeded certain percentage levels for the periods presented.

In considering the sub-advisory fee rates charged by and costs and profitability of WMC with regard to the Sub-Advised Funds, the Board noted that FIMCO pays WMC a sub-advisory fee from its own advisory fee rather than each Fund paying WMC a fee directly. WMC provided, and the Board reviewed, information comparing the fees charged by WMC for services to the Sub-Advised Funds versus the fees charged by WMC to other comparable investment companies or accounts, as applicable, as well as a comparison of fees charged by other sub-advisers to investment companies in the same Peer Group as the Sub-Advised Funds. Based on a review of this information, the Board noted that the fees charged by WMC for services to each Sub-Advised Fund appeared comparable to the fees WMC charges to such other investment companies or accounts after taking into consideration the assets under

FIRST INVESTORS LIFE SERIES FUND

management by WMC for each of the Sub-Advised Funds and that the fees charged by WMC appeared comparable to fees charged by other sub-advisers to investment companies in the same Peer Group as the Sub-Advised Funds.

With regard to overall expense ratios, the Board noted that each Fund's (except for Target Maturity 2007 Fund, Target Maturity 2010 Fund and Target Maturity 2015 Fund) total expense ratio for the most recent calendar year, taking into account FIMCO's expense limitations (as applicable), was lower than the median of its respective Peer Group. Although Peer Group expense ratio information was not available for Target Maturity 2007 Fund, Target Maturity 2010 Fund and Target Maturity 2015 Fund, the Board noted, after taking into account FIMCO's expense limitations, that the overall expense ratio of the Target Maturity 2010 Fund and Target Maturity 2015 Fund had declined from the prior two calendar years and that Target Maturity 2007 Fund's overall expense ratio remained substantially consistent over the past three calendar years.

Profitability. The Board reviewed the materials it received from FIMCO regarding its revenues and costs in providing investment management and certain administrative services to the Funds. In particular, the Board considered the detailed analysis of FIMCO's profitability with respect to each Fund, calculated for the year ended December 31, 2004, as well as profitability information relating to the past five calendar years. The Board also considered FIMCO's expectation that its fixed costs will increase in the future due to, among other things, new regulatory requirements. In reviewing the profitability information, the Trustees also considered the "fall-out" or ancillary benefits that may accrue to FIMCO as a result of its relationship with the Funds, which are discussed below. The Trustees recognized that, as a business matter, FIMCO was entitled to earn reasonable profits for its services to the Funds.

Economies of Scale. With respect to whether economies of scale are realized by FIMCO as a Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fees charged, the Board considered that the Advisory Agreement for each Fund currently includes "breakpoints" (i.e., reductions in the management fee rate as assets increase) to account for management economies of scale. The Board recognized that, although these Funds have not reached a size at which they can take advantage of the breakpoints contained in their fee schedule, each schedule is structured so that when the assets of these Funds grow, economies of scale may be shared for the benefit of shareholders.

"Fall Out" or Ancillary Benefits. The Board considered the "fall-out" or ancillary benefits that may accrue to FIMCO and WMC as a result of their relationship with the Funds. In that regard, the Board noted that FIMCO and WMC engage in soft dollar transactions and that the Funds' brokerage transactions may be directed to certain brokers to obtain research and other services, which may be used in servicing all funds in the First Investors fund complex or other clients of WMC, as applicable. However, the Board noted that FIMCO and WMC must select brokers based on each Fund's requirements for seeking best execution. After review of this information, the Board concluded that the benefits accruing to FIMCO and WMC by virtue of their relationship to the applicable Funds are fair and reasonable.

After evaluation of the comparative performance, fee and expense information and the profitability, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services, including any applicable non-management services, to be provided by FIMCO and WMC, the Board concluded that the level of fees paid to FIMCO with respect to each Fund and WMC with respect to each Sub-Advised Fund is reasonable.

                            *   *   *

In summary, based on the various considerations discussed above, the Board determined that approval of the Advisory Agreement with respect to each Fund and the Sub-Advisory Agreement with respect to each Sub-Advised Fund was in the best interests of the applicable Fund. As a result, the Board, including a majority of the independent Trustees, approved the Advisory Agreement and Sub-Advisory Agreement.

Fund Expenses
FIRST INVESTORS LIFE BLUE CHIP FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                                                Beginning       Ending
                                                 Account        Account       Expenses Paid
                                                  Value          Value        During Period
Expense Examples                                 (1/1/05)      (6/30/05)    (1/1/05-6/30/05)*
----------------------------------------------------------------------------------------------
Actual                                          $1,000.00       $991.84           $4.10
Hypothetical
(5% annual return before expenses)              $1,000.00     $1,020.67           $4.16
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .83%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


Portfolio Composition
TOP TEN SECTORS

BAR CHART DATA]

Financials                                            18.0%
Information Technology                                16.2%
Health Care                                           13.3%
Industrials                                           12.6%
Consumer Discretionary                                12.0%
Consumer Staples                                       9.8%
Energy                                                 7.9%
Telecomunication Services                              2.6%
Materials                                              2.5%
Utilities                                              1.5%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on total value of investments.

Portfolio of Investments
FIRST INVESTORS LIFE BLUE CHIP FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--96.9%
              Consumer Discretionary--12.1%
     7,800    Best Buy Company, Inc.                                                              $534,690         $31
    11,500    Carnival Corporation                                                                 627,325          37
    14,400    Clear Channel Communications, Inc.                                                   445,392          26
    25,914  * Comcast Corporation - Class "A"                                                      795,560          46
    18,100  * Comcast Corporation - Special Class "A"                                              542,095          32
    19,700    Eastman Kodak Company                                                                528,945          31
    13,500  * eBay, Inc.                                                                           445,635          26
    35,800    Gap, Inc.                                                                            707,050          41
    51,400    Hilton Hotels Corporation                                                          1,225,890          72
    47,200    Home Depot, Inc.                                                                   1,836,080         107
    17,900  * Kohl's Corporation                                                                 1,000,789          58
    16,300    Lowe's Companies, Inc.                                                               948,986          55
    36,700    McDonald's Corporation                                                             1,018,425          59
    56,400    News Corporation, Inc. - Class "A"                                                   912,552          53
    11,900    NIKE, Inc. - Class "B"                                                             1,030,540          60
    44,200  * Office Depot, Inc.                                                                 1,009,528          59
    26,200    Target Corporation                                                                 1,425,542          83
    89,700  * Time Warner, Inc.                                                                  1,498,887          87
    19,200    TJX Companies, Inc.                                                                  467,520          27
    14,700    Tribune Company                                                                      517,146          30
    44,800    Viacom, Inc. - Class "B"                                                           1,434,496          84
    48,300    Walt Disney Company                                                                1,216,194          71
    10,400    Yum! Brands, Inc.                                                                    541,632          32
----------------------------------------------------------------------------------------------------------------------
                                                                                                20,710,899       1,207
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--9.9%
    28,900    Altria Group, Inc.                                                                 1,868,674         109
     9,300    Anheuser-Busch Companies, Inc.                                                       425,475          25
    50,900    Coca-Cola Company                                                                  2,125,075         124
    19,700    Coca-Cola Enterprises, Inc.                                                          433,597          25
     7,600    Corn Products International, Inc.                                                    180,576          11
    13,200    Costco Wholesale Corporation                                                         591,624          34
    34,400    CVS Corporation                                                                    1,000,008          58
    12,100    General Mills, Inc.                                                                  566,159          33
     6,600    Gillette Company                                                                     334,158          19
     9,200    Hershey Company                                                                      571,320          33
    19,900    Kimberly-Clark Corporation                                                         1,245,541          73
    36,800    PepsiCo, Inc.                                                                      1,984,624         116
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS LIFE BLUE CHIP FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples (continued)
    39,900    Procter & Gamble Company                                                          $2,104,725        $123
    19,700    Walgreen Company                                                                     906,003          53
    52,900    Wal-Mart Stores, Inc.                                                              2,549,780         149
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,887,339         985
----------------------------------------------------------------------------------------------------------------------
              Energy--8.0%
    14,400    BP PLC (ADR)                                                                         898,272          52
    52,900    Chevron Corporation                                                                2,958,168         173
    20,000    ConocoPhillips                                                                     1,149,800          67
    16,700    Devon Energy Corporation                                                             846,356          49
    73,200    ExxonMobil Corporation                                                             4,206,804         245
    20,300    Halliburton Company                                                                  970,746          57
    14,900    Schlumberger, Ltd.                                                                 1,131,506          66
    19,900  * Transocean, Inc.                                                                   1,074,003          63
     5,400    Valero Energy Corporation                                                            427,194          25
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,662,849         797
----------------------------------------------------------------------------------------------------------------------
              Financials--18.1%
    19,500    ACE, Ltd.                                                                            874,575          51
    21,000    Allstate Corporation                                                               1,254,750          73
    30,100    American Express Company                                                           1,602,223          93
    34,200    American International Group, Inc.                                                 1,987,020         116
    66,514    Bank of America Corporation                                                        3,033,704         177
    42,300    Bank of New York Company, Inc.                                                     1,217,394          71
       250  * Berkshire Hathaway, Inc. - Class "B"                                                 695,875          41
    19,700    Capital One Financial Corporation                                                  1,576,197          92
    10,400    Chubb Corporation                                                                    890,344          52
    89,500    Citigroup, Inc.                                                                    4,137,585         241
    10,400    Fannie Mae                                                                           607,360          35
    14,500    Freddie Mac                                                                          945,835          55
    10,700    Goldman Sachs Group, Inc.                                                          1,091,614          64
    60,132    JPMorgan Chase & Company                                                           2,123,862         124
    14,500    Marsh & McLennan Companies, Inc.                                                     401,650          23
    40,700    MBNA Corporation                                                                   1,064,712          62
    20,500    Merrill Lynch & Company, Inc.                                                      1,127,705          66
    29,000    Morgan Stanley                                                                     1,521,630          89
    21,300    New York Community Bancorp, Inc.                                                     385,956          22
     2,600    U.S. Bancorp                                                                          75,920           4
    23,200    UnumProvident Corporation                                                            425,024          25
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financials (continued)
    24,400    Wachovia Corporation                                                              $1,210,240         $70
    25,200    Washington Mutual, Inc.                                                            1,025,388          60
    25,000    Wells Fargo & Company                                                              1,539,500          90
     6,600    Willis Group Holdings, Ltd.                                                          215,952          13
----------------------------------------------------------------------------------------------------------------------
                                                                                                31,032,015       1,809
----------------------------------------------------------------------------------------------------------------------
              Health Care--13.4%
    33,500    Abbott Laboratories                                                                1,641,835          96
    12,200    Aetna, Inc.                                                                        1,010,404          59
    37,200  * Amgen, Inc.                                                                        2,249,112         131
    34,300  * Boston Scientific Corporation                                                        926,100          54
    64,500    Bristol-Myers Squibb Company                                                       1,611,210          94
     6,400  * Coventry Health Care, Inc.                                                           452,800          26
    56,600    Johnson & Johnson                                                                  3,679,000         214
    29,300    Medtronic, Inc.                                                                    1,517,447          88
    25,400    Merck & Company, Inc.                                                                782,320          46
    35,200    Novartis AG (ADR)                                                                  1,669,888          97
   144,140    Pfizer, Inc.                                                                       3,975,381         232
    13,200    Teva Pharmaceutical Industries, Ltd. (ADR)                                           411,048          24
     9,600  * Triad Hospitals, Inc.                                                                524,544          31
    29,200    UnitedHealth Group, Inc.                                                           1,522,488          89
    21,900    Wyeth                                                                                974,550          57
----------------------------------------------------------------------------------------------------------------------
                                                                                                22,948,127       1,338
----------------------------------------------------------------------------------------------------------------------
              Industrials--12.6%
    17,300    3M Company                                                                         1,250,790          73
    15,800    Boeing Company                                                                     1,042,800          61
    15,700    Caterpillar, Inc.                                                                  1,496,367          87
    41,200    Cendant Corporation                                                                  921,644          54
    12,000    Dover Corporation                                                                    436,560          25
    13,600    Emerson Electric Company                                                             851,768          50
   145,500    General Electric Company                                                           5,041,575         294
    19,700    Honeywell International, Inc.                                                        721,611          42
    13,900    ITT Industries, Inc.                                                               1,357,057          79
    21,400    Lockheed Martin Corporation                                                        1,388,218          81
    26,300    Masco Corporation                                                                    835,288          49
    15,200    Northrop Grumman Corporation                                                         839,800          49
    49,800    Tyco International, Ltd.                                                           1,454,160          85
    13,200    Union Pacific Corporation                                                            855,360          50
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS LIFE BLUE CHIP FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Industrials (continued)
    13,500    United Parcel Service, Inc. - Class "B"                                             $933,660         $54
    43,600    United Technologies Corporation                                                    2,238,860         130
----------------------------------------------------------------------------------------------------------------------
                                                                                                21,665,518       1,263
----------------------------------------------------------------------------------------------------------------------
              Information Technology--16.2%
    19,400  * Accenture, Ltd. - Class "A"                                                          439,798          26
    12,500    Analog Devices, Inc.                                                                 466,375          27
     8,000  * Apple Computer, Inc.                                                                 294,480          17
    27,900    Applied Materials, Inc.                                                              451,422          26
    23,900  * ASML Holding NV - NY Shares                                                          374,274          22
    10,700    Automatic Data Processing, Inc.                                                      449,079          26
   106,800  * Cisco Systems, Inc.                                                                2,040,948         119
    48,700  * Corning, Inc.                                                                        809,394          47
    51,700  * Dell, Inc.                                                                         2,042,667         119
   121,400  * EMC Corporation                                                                    1,664,394          97
    33,800    First Data Corporation                                                             1,356,732          79
    40,100    Hewlett-Packard Company                                                              942,751          55
   114,800    Intel Corporation                                                                  2,991,688         174
    23,500    International Business Machines Corporation                                        1,743,700         102
   180,600    Microsoft Corporation                                                              4,486,104         262
    48,800    Motorola, Inc.                                                                       891,088          52
    39,500    National Semiconductor Corporation                                                   870,185          51
    59,000    Nokia Corporation - Class "A" (ADR)                                                  981,760          57
    70,100  * Oracle Corporation                                                                   925,320          54
    14,500    QUALCOMM, Inc.                                                                       478,645          28
    33,000  * SanDisk Corporation                                                                  783,090          46
    26,600  * Sybase, Inc.                                                                         488,110          29
    39,300    Texas Instruments, Inc.                                                            1,103,151          64
    21,100  * Veritas Software Corporation                                                         514,840          30
    19,700  * Xerox Corporation                                                                    271,663          16
----------------------------------------------------------------------------------------------------------------------
                                                                                                27,861,658       1,625
----------------------------------------------------------------------------------------------------------------------
              Materials--2.5%
    21,000    Alcoa, Inc.                                                                          548,730          32
    19,016    Cemex SA de CV (ADR)                                                                 806,659          47
    23,700    Dow Chemical Company                                                               1,055,361          61
    15,900    DuPont (E.I.) de Nemours & Company                                                   683,859          40
    23,800    International Paper Company                                                          718,998          42
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                        Interest                  $10,000 of
    Amount    Security                                                                Rate*          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Materials (continued)
     6,700    Newmont Mining Corporation                                                          $261,501         $15
     2,700    Phelps Dodge Corporation                                                             249,750          15
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,324,858         252
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--2.6%
    42,700  * Nextel Communications, Inc. - Class "A"                                            1,379,637          81
    49,200    SBC Communications, Inc.                                                           1,168,500          68
    20,100    Sprint Corporation                                                                   504,309          29
    39,100    Verizon Communications, Inc.                                                       1,350,905          79
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,403,351         257
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.5%
    58,300    Duke Energy Corporation                                                            1,733,259         101
    27,100    ONEOK, Inc.                                                                          884,815          52
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,618,074         153
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $129,082,179)                                               166,114,688       9,686
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--3.5%
    $5,100M   ChevronTexaco Funding Corp., 3.02%, 7/5/05                                         5,098,287         297
     1,000M   General Electric Capital Corp., 3.2%, 7/13/05                                        998,933          58
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $6,097,220)                                      6,097,220         355
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $135,179,399)                                       100.4%    172,211,908      10,041
Excess of Liabilities Over Other Assets                                                (.4)       (704,860)        (41)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $171,507,048     $10,000
======================================================================================================================

* Non-income producing

  Summary of Abbreviations:

  ADR   American Depositary Receipts

See notes to financial statements


Fund Expenses
FIRST INVESTORS LIFE CASH MANAGEMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                Beginning       Ending
                                                 Account        Account       Expenses Paid
                                                  Value          Value        During Period
Expense Examples                                 (1/1/05)      (6/30/05)    (1/1/05-6/30/05)*
----------------------------------------------------------------------------------------------
Actual                                          $1,000.00     $1,009.43           $3.49
Hypothetical
(5% annual return before expenses)              $1,000.00     $1,021.32           $3.51
-----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .70%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

[BAR CHART DATA]

Corporate Notes                                       39.9%
U.S. Government Agency Obligations                    37.6%
Floating Rate Notes                                   14.0%
Bankers' Acceptances                                   8.5%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on total value of investments.

Portfolio of Investments
FIRST INVESTORS LIFE CASH MANAGEMENT FUND
June 30, 2005


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                        Interest                  $10,000 of
    Amount    Security                                                                Rate*          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE NOTES--39.7%
      $250M   ChevronTexaco Funding Corp., 7/20/05                                    3.17%       $249,581        $385
       250M   Colgate-Palmolive Co., 7/29/05+                                         3.22         249,374         385
       125M   General Electric Capital Corp., 7/7/05                                  3.20         124,933         193
       250M   Hewlett-Packard Co., 7/29/05+                                           3.23         249,372         385
       200M   Illinois Tool Works, Inc., 7/27/05                                      3.19         199,539         308
       250M   International Business Machines Corp.,
                7/11/05                                                               3.01         249,791         385
       250M   Madison Gas & Electric Co., 7/25/05                                     3.23         249,462         385
       250M   McGraw-Hill Cos. Inc., 7/8/05                                           3.01         249,853         385
       250M   PepsiCo, Inc., 7/13/05+                                                 3.07         249,744         385
       250M   Toyota Motor Credit Corp., 7/8/05                                       3.12         249,848         385
       250M   Wal-Mart Stores, Inc., 7/19/05+                                         3.11         249,611         385
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Notes (cost $2,571,108)                                                 2,571,108       3,966
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS--37.4%
              Fannie Mae:
        26M     7/13/05                                                               3.50          25,970          40
       275M     8/5/05                                                                2.90         274,717         424
       115M     4/28/06                                                               3.69         113,547         175
              Federal Farm Credit Bank:
        85M     7/26/05                                                               3.50          84,792         131
        72M     8/3/05                                                                3.50          71,768         111
              Federal Home Loan Bank:
       400M     7/6/05                                                                2.99         399,834         617
       200M     7/19/05                                                               2.25         200,000         309
        50M     8/15/05                                                               2.90          50,240          78
       150M     11/4/05                                                               2.53         149,991         231
        20M     11/15/05                                                              3.15          20,244          31
       185M     11/15/05                                                              2.52         184,975         285
        50M     11/17/05                                                              3.37          49,775          77
        65M     1/20/06                                                               3.55          64,584         100
        65M     1/20/06                                                               3.55          64,584         100
        50M     1/23/06                                                               3.70          49,458          76
       100M     3/13/06                                                               3.31          99,444         154
        70M     4/7/06                                                                3.78          69,590         107
       100M     6/30/06                                                               3.75         100,000         154
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS LIFE CASH MANAGEMENT FUND
June 30, 2005


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                        Interest                  $10,000 of
    Amount    Security                                                                Rate*          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
              Freddie Mac:
      $200M     12/8/05                                                               3.07%       $202,530        $312
       150M     4/28/06                                                               3.56         148,944         230
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $2,424,987)                              2,424,987       3,742
----------------------------------------------------------------------------------------------------------------------
              FLOATING RATE NOTES--13.9%
       300M   Federal Farm Credit Bank, 9/1/05                                        3.24         300,041         463
              Federal Home Loan Bank:
       300M     10/5/05                                                               3.00         299,947         463
       100M     5/24/06                                                               3.20         100,000         154
       200M   Merrill Lynch & Co., 4/18/06                                            3.43         200,498         309
----------------------------------------------------------------------------------------------------------------------
Total Value of Floating Rate Notes (cost $900,486)                                                 900,486       1,389
----------------------------------------------------------------------------------------------------------------------
              BANKERS' ACCEPTANCES--8.4%
       250M   Bank of America, NA, 7/18/05                                            3.14         249,629         385
       296M   JPMorgan Chase & Co., 7/15/05                                           3.16         295,642         456
----------------------------------------------------------------------------------------------------------------------
Total Value of Bankers' Acceptances (cost $545,271)                                                545,271         841
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $6,441,852)++                                        99.4%      6,441,852       9,938
Other Assets, Less Liabilities                                                          .6          40,472          62
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%     $6,482,324     $10,000
======================================================================================================================

 * The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on floating rate notes are adjusted periodically: the rates shown are the rates in effect at June 30, 2005.

 + Security exempt from registration under Secton 4(2) of the Securities
   Act of 1933 (see Note 5)

++ Aggregate cost for federal income tax purposes is the same.

See notes to financial statements


Fund Expenses
FIRST INVESTORS LIFE DISCOVERY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                                                Beginning       Ending
                                                 Account        Account       Expenses Paid
                                                  Value          Value        During Period
Expense Examples                                 (1/1/05)      (6/30/05)    (1/1/05-6/30/05)*
----------------------------------------------------------------------------------------------
Actual                                          $1,000.00      $1,000.41          $4.51
Hypothetical
(5% annual return before expenses)              $1,000.00      $1,020.28          $4.56
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .91%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Industrials                                           20.5%
Information Technology                                19.1%
Consumer Discretionary                                11.6%
Health Care                                           10.7%
Energy                                                 8.6%
Consumer Staples                                       7.3%
Utilities                                              6.3%
Financials                                             5.4%
Telecomunication Services                              4.8%
Materials                                              1.4%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on total value of investments.

Portfolio of Investments
FIRST INVESTORS LIFE DISCOVERY FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--95.6%
              Consumer Discretionary--11.6%
    45,400    Arbitron, Inc.                                                                    $1,947,660        $148
    70,500    Catalina Marketing Corporation                                                     1,791,405         136
    75,600    Dillard's, Inc. - Class "A"                                                        1,770,552         134
    66,500    Foot Locker, Inc.                                                                  1,810,130         137
   109,800    Journal Communications, Inc.                                                       1,844,640         140
    60,100    Matthews International Corporation - Class "A"                                     2,341,496         177
    29,600    Media General, Inc. - Class "A"                                                    1,916,896         145
    41,400    Sherwin-Williams Company                                                           1,949,526         148
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,372,305       1,165
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--7.3%
    58,300    Chiquita Brands International, Inc.                                                1,600,918         121
    54,400    Church & Dwight Co., Inc.                                                          1,969,280         150
    65,000    Flowers Foods, Inc.                                                                2,298,400         174
    45,200    Lancaster Colony Corporation                                                       1,939,984         147
    61,812    Tootsie Roll Industries, Inc.                                                      1,808,001         137
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,616,583         729
----------------------------------------------------------------------------------------------------------------------
              Energy--8.6%
    33,000    Ashland, Inc.                                                                      2,371,710         180
    90,900    Chesapeake Energy Corporation                                                      2,072,520         157
    14,400    Kerr-McGee Corporation                                                             1,098,864          83
    30,900    Overseas Shipholding Group, Inc.                                                   1,843,185         139
    44,100  * Swift Energy Company                                                               1,579,662         120
    50,400    Tesoro Corporation                                                                 2,344,608         178
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,310,549         857
----------------------------------------------------------------------------------------------------------------------
              Financials--5.4%
    65,500    Commerce Bancorp, Inc.                                                             1,985,305         150
    29,200    HCC Insurance Holdings, Inc.                                                       1,105,804          84
    98,500    MoneyGram International, Inc.                                                      1,883,320         143
    37,100    U.S.B. Holding Company, Inc.                                                         868,140          66
    24,500    Westcorp, Inc.                                                                     1,284,290          97
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,126,859         540
----------------------------------------------------------------------------------------------------------------------
              Health Care--10.7%
    79,900  * AmSurg Corporation                                                                 2,212,431         168
   246,500  * BioScrip, Inc.                                                                     1,479,000         112
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
    57,800  * Humana, Inc.                                                                      $2,296,972        $174
    53,400  * LabOne, Inc.                                                                       2,125,854         161
    45,200  * Lincare Holdings, Inc.                                                             1,845,968         140
    57,800  * Magellan Health Services, Inc. - Class "A"                                         2,040,918         155
    75,100    West Pharmaceutical Services, Inc.                                                 2,106,555         159
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,107,698       1,069
----------------------------------------------------------------------------------------------------------------------
              Industrials--20.5%
    67,500    Angelica Corporation                                                               1,654,425         126
    26,650    Carlisle Companies, Inc.                                                           1,828,990         139
    67,800    CLARCOR, Inc.                                                                      1,983,150         150
    30,400    Curtiss-Wright Corporation                                                         1,640,080         124
    40,900    HNI Corporation                                                                    2,092,035         159
    36,200  * Jacobs Engineering Group, Inc.                                                     2,036,612         154
    42,800    John H. Harland Company                                                            1,626,400         123
   100,300  * Kansas City Southern, Inc.                                                         2,024,054         153
    56,000  * NCI Building Systems, Inc.                                                         1,836,800         139
    61,200    United Industrial Corporation                                                      2,187,288         166
    97,300    Wabtec Corporation                                                                 2,090,004         158
    39,600  * Washington Group International, Inc.                                               2,024,352         154
    70,100    Watson Wyatt & Company Holdings - Class "A"                                        1,796,663         136
    27,000    Woodward Governor Company                                                          2,268,810         172
----------------------------------------------------------------------------------------------------------------------
                                                                                                27,089,663       2,053
----------------------------------------------------------------------------------------------------------------------
              Information Technology--19.0%
   112,000  * Avnet, Inc.                                                                        2,523,360         191
    60,700  * Cabot Microelectronics Corporation                                                 1,759,693         133
   129,900  * Convergys Corporation                                                              1,847,178         140
    90,400  * eFunds Corporation                                                                 1,626,296         123
    54,200    Imation Corporation                                                                2,102,418         159
    69,700  * Intergraph Corporation                                                             2,401,862         182
    44,100  * International Rectifier Corporation                                                2,104,452         160
   146,200  * MEMC Electronic Materials, Inc.                                                    2,305,574         175
    91,600  * Overland Storage, Inc.                                                               873,864          66
    54,000  * Rogers Corporation                                                                 2,189,700         166
    84,400    Sabre Holdings Corporation - Class "A"                                             1,683,780         128
   245,000  * Tyler Technologies, Inc.                                                           1,852,200         140
    50,500  * Varian Semiconductor Equipment Associates, Inc.                                    1,868,500         142
----------------------------------------------------------------------------------------------------------------------
                                                                                                25,138,877       1,905
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments  (continued)
FIRST INVESTORS LIFE DISCOVERY FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Materials--1.4%
    35,800    AptarGroup, Inc.                                                                  $1,818,640        $138
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--4.8%
    59,200    CenturyTel, Inc.                                                                   2,050,096         155
   180,000  * Premiere Global Services, Inc.                                                     2,032,200         154
    57,500    Telephone & Data Systems, Inc. - Special Shares                                    2,204,550         167
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,286,846         476
----------------------------------------------------------------------------------------------------------------------
              Utilities--6.3%
    68,700    Atmos Energy Corporation                                                           1,978,560         150
   148,200  * CMS Energy Corporation                                                             2,231,892         169
   104,800    Duquesne Light Holdings, Inc.                                                      1,957,664         149
    89,900    Pepco Holdings, Inc.                                                               2,152,206         163
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,320,322         631
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $115,248,704)                                               126,188,342       9,563
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT AGENCY
              OBLIGATIONS--4.3%
    $5,700M   Federal Home Loan Bank, 2.6%, 7/1/05
                (cost $5,700,000)                                                                5,700,000         432
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $120,948,704)                                        99.9%    131,888,342       9,995
Other Assets, Less Liabilities                                                          .1          64,702           5
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $131,953,044     $10,000
======================================================================================================================

* Non-income producing

See notes to financial statements


Fund Expenses
FIRST INVESTORS LIFE FOCUSED EQUITY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                                                Beginning       Ending
                                                 Account        Account       Expenses Paid
                                                  Value          Value        During Period
Expense Examples                                 (1/1/05)      (6/30/05)    (1/1/05-6/30/05)*
----------------------------------------------------------------------------------------------
Actual                                         $1,000.00      $1,005.73          $4.62
Hypothetical
(5% annual return before expenses)             $1,000.00      $1,020.18          $4.66
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .93%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
TOP SECTORS

(BAR CHART DATA:)

Information Technology                                17.9%
Health Care                                           17.1%
Financials                                            17.1%
Industrials                                           11.5%
Energy                                                10.8%
Consumer Discretionary                                 9.3%
Consumer Staples                                       9.3%
Materials                                              3.1%
Telecomunication Services                              2.2%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on total value of investments.

Portfolio of Investments
FIRST INVESTORS LIFE FOCUSED EQUITY FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--98.2%
              Consumer Discretionary--9.3%
     4,400  * Comcast Corporation - Special Class "A"                                             $131,780        $121
     1,700  * Kohl's Corporation                                                                    95,047          87
     3,800    Lowe's Companies, Inc.                                                               221,236         203
    24,400  * Time Warner, Inc.                                                                    407,724         374
     4,800    Viacom, Inc. - Class "B"                                                             153,696         141
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,009,483         926
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--9.3%
     4,200    Altria Group, Inc.                                                                   271,572         249
     3,100    General Mills, Inc.                                                                  145,049         133
     4,700    PepsiCo, Inc.                                                                        253,471         233
     6,400    Procter & Gamble Company                                                             337,600         310
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,007,692         925
----------------------------------------------------------------------------------------------------------------------
              Energy--10.8%
     9,500    ConocoPhillips                                                                       546,155         501
     3,600    GlobalSantaFe Corporation                                                            146,880         135
     1,600    Noble Energy, Inc.                                                                   121,040         111
     4,800    Schlumberger, Ltd.                                                                   364,512         334
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,178,587       1,081
----------------------------------------------------------------------------------------------------------------------
              Financials--17.1%
     2,700    American International Group, Inc.                                                   156,870         144
     9,600    Bank of America Corporation                                                          437,856         401
     9,100    Citigroup, Inc.                                                                      420,693         386
     2,400    Golden West Financial Corporation                                                    154,512         142
     4,500    Merrill Lynch & Company, Inc.                                                        247,545         227
     2,700    Principal Financial Group, Inc.                                                      113,130         104
     5,294    St. Paul Travelers Companies, Inc.                                                   209,272         192
     2,600    State Street Corporation                                                             125,450         115
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,865,328       1,711
----------------------------------------------------------------------------------------------------------------------
              Health Care--17.1%
     6,300    Abbott Laboratories                                                                  308,763         283
     5,500    Baxter International, Inc.                                                           204,050         187
     2,200    Eli Lilly & Company                                                                  122,562         113
     2,000  * Genzyme Corporation                                                                  120,180         110
     2,400    HCA, Inc.                                                                            136,008         125
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
     5,100    Medtronic, Inc.                                                                     $264,129        $242
     7,200    Pfizer, Inc.                                                                         198,576         182
     7,500    Schering-Plough Corporation                                                          142,950         131
     2,500  * WellPoint, Inc.                                                                      174,100         160
     4,400    Wyeth                                                                                195,800         180
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,867,118       1,713
----------------------------------------------------------------------------------------------------------------------
              Industrials--11.5%
     3,300    Boeing Company                                                                       217,800         200
     1,500    General Dynamics Corporation                                                         164,310         151
    11,200    General Electric Company                                                             388,080         356
     1,400    Ingersoll-Rand Company - Class "A"                                                    99,890          92
     4,800    Tyco International, Ltd.                                                             140,160         128
     4,800    United Technologies Corporation                                                      246,480         226
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,256,720       1,153
----------------------------------------------------------------------------------------------------------------------
              Information Technology--17.8%
     6,600    Analog Devices, Inc.                                                                 246,246         226
    11,800  * Cisco Systems, Inc.                                                                  225,498         207
    10,800  * Corning, Inc.                                                                        179,496         165
     5,000  * Dell, Inc.                                                                           197,550         181
     1,100  * Electronic Arts, Inc.                                                                 62,271          57
    20,200    Microsoft Corporation                                                                501,768         460
     9,200    Nokia Corporation - Class "A" (ADR)                                                  153,088         141
     5,700    Texas Instruments, Inc.                                                              159,999         147
     6,300  * Yahoo!, Inc.                                                                         218,295         200
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,944,211       1,784
----------------------------------------------------------------------------------------------------------------------
              Materials--3.1%
     2,600    Air Products & Chemicals, Inc.                                                       156,780         144
     4,200    Du Pont (E.I.) de Nemours & Company                                                  180,642         166
----------------------------------------------------------------------------------------------------------------------
                                                                                                   337,422         310
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--2.2%
     7,500  * Nextel Communications, Inc. - Class "A"                                              242,325         222
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $9,650,151)                                                  10,708,886       9,825
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS LIFE FOCUSED EQUITY FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--1.7%
      $182M   UBS Securities, 2.93%, dated 6/30/05, to be
                repurchased at $182,015 on 7/1/05
                (collateralized by U.S. Treasury Bonds,
                5.25%, 11/15/28, valued at $189,673)
                (cost $182,000)                                                                   $182,000        $167
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $9,832,151)                                          99.9%     10,890,886       9,992
Other Assets, Less Liabilities                                                          .1           8,120           8
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $10,899,006     $10,000
======================================================================================================================

* Non-income producing

  Summary of Abbreviations:

  ADR American Depositary Receipts

See notes to financial statements


Fund Expenses
FIRST INVESTORS LIFE GOVERNMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                                                Beginning       Ending
                                                 Account        Account       Expenses Paid
                                                  Value          Value        During Period
Expense Examples                                 (1/1/05)      (6/30/05)    (1/1/05-6/30/05)*
----------------------------------------------------------------------------------------------
Actual                                          $1,000.00     $1,017.25          $3.95
Hypothetical
(5% annual return before expenses)              $1,000.00     $1,020.87          $3.96
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .79%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Mortgage-Backed Certificates                          77.7%
U.S. Government Agency Obligations                     9.4%
Short-term U.S. Government Obligations                 7.6%
U.S. Government Obligations                            5.3%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on total value of investments.

Portfolio of Investments
FIRST INVESTORS LIFE GOVERNMENT FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MORTGAGE-BACKED CERTIFICATES--77.7%
              Fannie Mae--13.7%
    $1,072M   5.5%, 6/1/2033 - 7/1/2034                                                         $1,087,544        $514
       212M   6%, 8/1/2033                                                                         217,145         103
       173M   7%, 5/1/2031                                                                         183,775          87
       766M   9%, 6/1/2015 - 11/1/2026                                                             843,160         399
       498M   11%, 10/1/2015                                                                       562,395         266
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,894,019       1,369
----------------------------------------------------------------------------------------------------------------------
              Freddie Mac--9.6%
     1,245M   6%, 8/1/2032 - 9/1/2034                                                            1,277,885         604
       423M   6.5%, 7/1/2032 - 12/1/2032                                                           438,724         208
       281M   8.5%, 7/1/2016 - 9/1/2024                                                            308,958         146
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,025,567         958
----------------------------------------------------------------------------------------------------------------------
              Government National Mortgage Association I Program--54.4%
       979M   5%, 5/15/2034 - 3/15/2035                                                            988,388         468
     3,384M   5.5%, 2/15/2033 - 3/15/2035                                                        3,463,906       1,638
     2,581M   6%, 11/15/2032 - 5/15/2035                                                         2,673,580       1,265
     1,592M   6.5%, 6/15/2031 - 1/15/2033                                                        1,669,050         789
     2,019M   7%, 1/15/2030 - 10/15/2032                                                         2,156,422       1,020
       481M   10%, 5/15/2019 - 8/15/2019                                                           556,235         263
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,507,581       5,443
----------------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $16,333,319)                                  16,427,167       7,770
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS--9.5%
     1,000M   Federal Farm Credit Bank, 4.55%, 2011                                                999,238         473
     1,000M   Federal Home Loan Bank, 5%, 2012                                                   1,006,708         476
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations
  (cost $1,990,621)                                                                              2,005,946         949
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--5.3%
       972M   FDA Queens LP, 6.99%, 2017 (cost $1,104,721)+                                      1,113,032         526
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--7.5%
              U.S. Treasury Bills:
    $1,100M   2.77%, 7/7/05                                                                     $1,099,491        $520
       500M   2.67%, 7/7/05                                                                        499,778         236
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term U.S. Government
  Obligations (cost $1,599,269)                                                                  1,599,269         756
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $21,027,930)                                        100.0%     21,145,414      10,001
Excess of Liabilities Over Other Assets                                                 .0          (2,664)         (1)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $21,142,750     $10,000
======================================================================================================================

+ Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5)

See notes to financial statements


Fund Expenses
FIRST INVESTORS LIFE GROWTH FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account       Account      Expenses Paid
                                                    Value         Value       During Period
Expense Examples                                  (1/1/05)      (6/30/05)    (1/1/05-6/30/05)*
----------------------------------------------------------------------------------------------
Actual                                           $1,000.00      $1,000.66        $4.12
Hypothetical
(5% annual return before expenses)               $1,000.00      $1,020.67        $4.16
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .83%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).



Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Health Care                                           17.5%
Information Technology                                16.2%
Financials                                            16.1%
Consumer Discretionary                                15.0%
Industrials                                           10.5%
Energy                                                10.1%
Consumer Staples                                       5.9%
Materials                                              3.2%
Telecomunication Services                              1.3%
Utilities                                              1.2%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on total value of investments.

Portfolio of Investments
FIRST INVESTORS LIFE GROWTH FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--98.1%
              Consumer Discretionary--15.0%
    35,000  * Career Education Corporation                                                      $1,281,350         $54
    30,700    CBRL Group, Inc.                                                                   1,193,002          51
    30,500  * Chico's FAS, Inc.                                                                  1,045,540          44
    42,100    Christopher & Banks Corporation                                                      768,746          33
    46,000  * Comcast Corporation - Special Class "A"                                            1,377,700          58
    74,366    D.R. Horton, Inc.                                                                  2,796,905         119
    46,000  * Dollar Tree Stores, Inc.                                                           1,104,000          47
     3,100  * DSW, Inc. - Class "A"                                                                 77,345           3
    39,800    Gap, Inc.                                                                            786,050          33
    22,900    Garmin, Ltd.                                                                         978,975          41
    19,200    Harrah's Entertainment, Inc.                                                       1,383,744          59
    34,700  * ITT Educational Services, Inc.                                                     1,853,674          79
    17,000  * Kohl's Corporation                                                                   950,470          40
    38,100  * Lamar Advertising Company - Class "A"                                              1,629,537          69
    47,200    Lowe's Companies, Inc.                                                             2,747,984         116
    76,000    Michaels Stores, Inc.                                                              3,144,120         133
    31,600  * O'Reilly Automotive, Inc.                                                            941,996          40
    50,550  * Pacific Sunwear of California, Inc.                                                1,162,145          49
    30,100  * PETCO Animal Supplies, Inc.                                                          882,532          37
     9,700  * Shuffle Master, Inc.                                                                 271,891          12
    16,300  * Tempur-Pedic International, Inc.                                                     361,534          15
   297,700  * Time Warner, Inc.                                                                  4,974,567         211
    54,700    Viacom, Inc. - Class "B"                                                           1,751,494          74
    33,100    Yankee Candle Company, Inc.                                                        1,062,510          45
    15,900    Yum! Brands, Inc.                                                                    828,072          35
----------------------------------------------------------------------------------------------------------------------
                                                                                                35,355,883       1,497
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--5.9%
    52,100    Altria Group, Inc.                                                                 3,368,786         143
    26,600    General Mills, Inc.                                                                1,244,614          53
    23,700    Kellogg Company                                                                    1,053,228          44
    56,900    PepsiCo, Inc.                                                                      3,068,617         130
    83,300    Procter & Gamble Company                                                           4,394,075         186
   208,600  * Rite Aid Corporation                                                                 871,948          37
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,001,268         593
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE GROWTH FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Energy--10.1%
   110,300    Chesapeake Energy Corporation                                                     $2,514,840        $107
    69,400    ConocoPhillips                                                                     3,989,806         169
    87,100    ExxonMobil Corporation                                                             5,005,637         212
    52,800    GlobalSantaFe Corporation                                                          2,154,240          91
    53,300    Noble Energy, Inc.                                                                 4,032,145         171
    23,300    Petro-Canada                                                                       1,517,762          64
    38,400    Schlumberger, Ltd.                                                                 2,916,096         124
    51,033    XTO Energy, Inc.                                                                   1,734,612          73
----------------------------------------------------------------------------------------------------------------------
                                                                                                23,865,138       1,011
----------------------------------------------------------------------------------------------------------------------
              Financials--16.1%
    20,000    Ambac Financial Group, Inc.                                                        1,395,200          59
    33,874    American International Group, Inc.                                                 1,968,079          83
    33,800    Arthur J. Gallagher & Company                                                        916,994          39
   126,000    Bank of America Corporation                                                        5,746,860         243
     9,600    Capital One Financial Corporation                                                    768,096          33
   110,852    Citigroup, Inc.                                                                    5,124,688         217
   132,000  * E*TRADE Financial Corporation                                                      1,846,680          78
    14,700    Freddie Mac                                                                          958,881          41
    32,600    Golden West Financial Corporation                                                  2,098,788          89
    33,600    IndyMac Bancorp, Inc.                                                              1,368,528          58
    54,300    Merrill Lynch & Company, Inc.                                                      2,987,043         126
    47,200    Northern Trust Corporation                                                         2,151,848          91
    31,100    Simon Property Group, Inc. (REIT)                                                  2,254,439          95
    82,200    Sovereign Bancorp, Inc.                                                            1,836,348          78
    64,996    St. Paul Travelers Companies, Inc.                                                 2,569,292         109
    30,700    State Street Corporation                                                           1,481,275          63
    54,000    UnumProvident Corporation                                                            989,280          42
    21,500    Zions Bancorporation                                                               1,580,895          67
----------------------------------------------------------------------------------------------------------------------
                                                                                                38,043,214       1,611
----------------------------------------------------------------------------------------------------------------------
              Health Care--17.5%
    77,100    Abbott Laboratories                                                                3,778,671         160
    53,500    Baxter International, Inc.                                                         1,984,850          84
    22,300    Biomet, Inc.                                                                         772,472          33
    75,500  * Biovail Corporation                                                                1,171,760          50
    17,100    Cooper Companies, Inc.                                                             1,040,706          44
    28,500  * Coventry Health Care, Inc.                                                         2,016,375          85
    39,300  * Dendrite International, Inc.                                                         542,340          23
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
    22,900    Diagnostic Products Corporation                                                   $1,083,857         $46
    16,800  * Edwards Lifesciences Corporation                                                     722,736          31
    25,900    Eli Lilly & Company                                                                1,442,889          61
    49,300  * Fisher Scientific International, Inc.                                              3,199,570         136
    34,100  * Genzyme Corporation                                                                2,049,069          87
    38,900    HCA, Inc.                                                                          2,204,463          93
   100,000  * Health Net, Inc.                                                                   3,816,000         162
     5,100  * Kinetic Concepts, Inc.                                                               306,000          13
    63,000    Medtronic, Inc.                                                                    3,262,770         138
    25,700    Omnicare, Inc.                                                                     1,090,451          46
    88,375    Pfizer, Inc.                                                                       2,437,383         103
   120,300    Schering-Plough Corporation                                                        2,292,918          97
    18,100  * Triad Hospitals, Inc.                                                                988,984          42
    17,400  * Waters Corporation                                                                   646,758          27
    31,300  * WellPoint, Inc.                                                                    2,179,732          92
    52,700    Wyeth                                                                              2,345,150          99
----------------------------------------------------------------------------------------------------------------------
                                                                                                41,375,904       1,752
----------------------------------------------------------------------------------------------------------------------
              Industrials--10.5%
    12,700    Caterpillar, Inc.                                                                  1,210,437          51
    22,000    Engineered Support Systems, Inc.                                                     788,260          33
    54,101  * European Aeronautic Defense and Space Company                                      1,725,861          73
    19,700    Fastenal Company                                                                   1,206,822          51
    13,900    General Dynamics Corporation                                                       1,522,606          65
   141,800    General Electric Company                                                           4,913,370         208
    28,700    Ingersoll-Rand Company - Class "A"                                                 2,047,745          87
    13,400    Oshkosh Truck Corporation                                                          1,048,952          44
    11,100    Parker Hannifin Corporation                                                          688,311          29
    28,700    Precision Castparts Corporation                                                    2,235,730          95
    14,300    Rockwell Collins, Inc.                                                               681,824          29
    58,100    Tyco International, Ltd.                                                           1,696,520          72
    57,200    United Technologies Corporation                                                    2,937,220         124
    30,200  * Waste Connections, Inc.                                                            1,126,158          48
    19,500  * Yellow Roadway Corporation                                                           990,600          42
----------------------------------------------------------------------------------------------------------------------
                                                                                                24,820,416       1,051
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE GROWTH FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology--16.2%
    14,600  * Affiliated Computer Services, Inc. - Class "A"                                      $746,060         $32
    27,900    Analog Devices, Inc.                                                               1,040,949          44
    27,900  * Benchmark Electronics, Inc.                                                          848,718          36
    18,500    CDW Corporation                                                                    1,056,165          45
   147,100  * Cisco Systems, Inc.                                                                2,811,081         119
         6    Computer Associates International, Inc.                                                  165          --
   179,300  * Corning, Inc.                                                                      2,979,966         126
    60,900  * Dell, Inc.                                                                         2,406,159         102
    12,300  * DST Systems, Inc.                                                                    575,640          24
    29,600  * Electronic Arts, Inc.                                                              1,675,656          71
    30,300    First Data Corporation                                                             1,216,242          52
    30,100  * Fiserv, Inc.                                                                       1,292,795          55
    87,400    Intel Corporation                                                                  2,277,644          96
    18,200  * International Rectifier Corporation                                                  868,504          37
    29,000  * Lam Research Corporation                                                             839,260          36
    21,300    Microchip Technology, Inc.                                                           630,906          27
   248,800    Microsoft Corporation                                                              6,180,192         262
    44,200    Motorola, Inc.                                                                       807,092          34
    91,100  * Polycom, Inc.                                                                      1,358,301          58
    21,800  * QLogic Corporation                                                                   672,966          28
    33,100  * SanDisk Corporation                                                                  785,463          33
    79,800    Symbol Technologies, Inc.                                                            787,626          33
    19,600    Tektronix, Inc.                                                                      456,092          19
    78,500    Texas Instruments, Inc.                                                            2,203,494          93
    29,800  * Varian Semiconductor Equipment Associates, Inc.                                    1,102,600          47
    78,000  * Yahoo!, Inc.                                                                       2,702,700         114
----------------------------------------------------------------------------------------------------------------------
                                                                                                38,322,436       1,623
----------------------------------------------------------------------------------------------------------------------
              Materials--3.2%
    45,100    Air Products & Chemicals, Inc.                                                     2,719,530         115
    67,100    Alcoa, Inc.                                                                        1,753,323          74
    51,300    Du Pont (E.I.) de Nemours & Company                                                2,206,413          94
    12,500    Vulcan Materials Company                                                             812,375          34
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,491,641         317
----------------------------------------------------------------------------------------------------------------------
              Other--1.1%
    46,100    Market 2000+ HOLDRs Trust                                                          2,473,265         105
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--1.3%
    91,700  * Nextel Communications, Inc.--Class "A"                                            $2,962,827        $125
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.2%
    78,200    PG&E Corporation                                                                   2,935,628         124
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $186,341,373)                                               231,647,620       9,809
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--1.8%
    $4,363M   UBS Securities, 2.93%, dated 6/30/05 to be
               repurchased at $4,363,355 on 7/1/05
               (collateralized by U.S. Treasury Bonds,
               6.5%, 11/15/26, valued at $4,529,992)
               (cost $4,363,000)                                                                 4,363,000         185
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $190,704,373)                                        99.9%    236,010,620       9,994
Other Assets, Less Liabilities                                                          .1         140,107           6
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $236,150,727     $10,000
======================================================================================================================

* Non-income producing

  Summary of Abbreviations:

  REIT Real Estate Investment Trust

See notes to financial statements


Fund Expenses
FIRST INVESTORS LIFE HIGH YIELD FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account       Account      Expenses Paid
                                                    Value         Value       During Period
Expense Examples                                  (1/1/05)      (6/30/05)    (1/1/05-6/30/05)*
----------------------------------------------------------------------------------------------
Actual                                           $1,000.00        $986.66         $4.14
Hypothetical
(5% annual return before expenses)               $1,000.00      $1,020.62         $4.21
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .84%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).



Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Consumer Discretionary                                22.6%
Consumer Staples                                      20.0%
Materials                                             13.9%
Industrials                                           12.5%
Energy                                                 8.1%
Health Care                                            7.0%
Financials                                             2.9%
Telecommunication Services                             2.7%
U.S. Government Obligations                            1.5%
Information Technology                                 1.5%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on total value of investments.


Portfolio of Investments
FIRST INVESTORS LIFE HIGH YIELD FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--87.8%
              Aerospace/Defense--3.0%
      $400M   Alliant Techsystems, Inc., 8.5%, 2011                                               $429,000         $62
       600M   DRS Technologies, Inc., 6.875%, 2013                                                 624,000          91
       400M   DynCorp International, 9.5%, 2013+                                                   374,000          54
       190M   GenCorp, Inc., 9.5%, 2013                                                            206,150          29
       400M   L-3 Communications Corp., 7.625%, 2012                                               428,000          62
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,061,150         298
----------------------------------------------------------------------------------------------------------------------
              Automotive--8.9%
       200M   Accuride Corp., 8.5%, 2015                                                           196,500          28
              Asbury Automotive Group, Inc.:
       175M     9%, 2012                                                                           179,812          26
       600M     8%, 2014                                                                           582,000          84
       500M   Collins & Aikman Products Co., 10.75%, 2011++                                        115,000          17
       750M   Cooper Standard Automotive, Inc.,
                8.375%, 2014                                                                       596,250          86
       250M   Cummins, Inc., 9.5%, 2010                                                            276,250          40
       375M   Dana Corp., 9%, 2011                                                                 399,683          58
              Delco Remy International, Inc.:
       500M     11%, 2009                                                                          462,500          67
       250M     9.375%, 2012                                                                       201,250          29
              Navistar International Corp.:
       250M     7.5%, 2011                                                                         256,250          37
       350M     6.25%, 2012+                                                                       339,500          49
     1,000M   Special Devices, Inc., 11.375%, 2008                                                 890,000         129
       750M   Tenneco Automotive, Inc., 8.625%, 2014                                               757,500         109
       448M   TRW Automotive, Inc., 9.375%, 2013                                                   498,400          72
       400M   United Components, Inc., 9.375%, 2013                                                405,000          59
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,155,895         890
----------------------------------------------------------------------------------------------------------------------
              Chemicals--11.9%
       225M   BCP Crystal US Holdings, 9.625%, 2014                                                253,125          37
       350M   Equistar Chemicals LP, 10.625%, 2011                                                 388,062          56
        70M   Ethyl Corp., 8.875%, 2010                                                             72,887          11
       500M   FMC Corp., 10.25%, 2009                                                              565,625          82
       200M   Huntsman International LLC, 7.375%, 2015+                                            198,500          29
              Huntsman, LLC:
       183M     11.625%, 2010                                                                      215,254          31
       319M     11.5%, 2012                                                                        375,622          54
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE HIGH YIELD FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Chemicals (continued)
      $900M   IMC Global, Inc., 10.875%, 2013                                                   $1,059,750        $153
       700M   Innophos, Inc., 8.875%, 2014+                                                        717,500         104
              Lyondell Chemical Co.:
       650M     9.625%, 2007                                                                       697,125         101
       350M     9.5%, 2008                                                                         374,062          54
              Millennium America, Inc.:
       150M     7%, 2006                                                                           154,125          22
       425M     9.25%, 2008                                                                        462,188          67
       100M   Omnova Solutions, Inc., 11.25%, 2010                                                 105,500          15
              Resolution Performance Products, LLC:
       100M     8%, 2009                                                                           104,500          15
     1,675M     13.5%, 2010                                                                      1,809,000         262
       250M   Southern States Cooperative, Inc., 10.5%, 2010+                                      250,000          36
       337M   Terra Capital, Inc., 11.5%, 2010                                                     385,865          56
        64M   Westlake Chemical Corp., 8.75%, 2011                                                  69,920          10
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,258,610       1,195
----------------------------------------------------------------------------------------------------------------------
              Consumer Non-Durables--3.8%
       200M   Broder Brothers Co., 11.25%, 2010                                                    203,000          29
       500M   GFSI, Inc., 9.625%, 2007                                                             457,500          66
              Levi Strauss & Co.:
       500M     7.73%, 2012***                                                                     475,000          69
       400M     9.75%, 2015                                                                        399,000          58
       800M   Playtex Products, Inc., 9.375%, 2011                                                 846,000         123
       250M   Remington Arms Co., 10.5%, 2011                                                      237,500          34
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,618,000         379
----------------------------------------------------------------------------------------------------------------------
              Energy--8.0%
       700M   Bluewater Finance, Ltd., 10.25%, 2012                                                752,500         109
              Chesapeake Energy Corp.:
       200M     7.5%, 2014                                                                         218,000          32
       500M     6.625%, 2016+                                                                      518,750          75
       150M   Compagnie Generale de Geophysique, 7.5%, 2015+                                       157,125          23
       250M   Delta Petroleum Corp., 7%, 2015+                                                     236,250          34
       300M   Dresser, Inc., 9.375%, 2011                                                          317,250          46
     1,000M   El Paso Production Holding Co., 7.75%, 2013                                        1,072,500         155
       200M   Energy Partners, Ltd., 8.75%, 2010                                                   211,000          31
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Energy (continued)
              Giant Industries, Inc.:
      $650M     11%, 2012                                                                         $739,375        $107
       450M     8%, 2014                                                                           471,375          68
              Tesoro Petroleum Corp.:
       100M     8%, 2008                                                                           106,000          15
       700M     9.625%, 2008                                                                       747,250         108
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,547,375         803
----------------------------------------------------------------------------------------------------------------------
              Financial Services--1.4%
     1,000M   Dow Jones CDX High Yield, Trust 1, Series 4,
                8.25%, 2010+                                                                     1,005,000         145
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--3.0%
              Land O'Lakes, Inc.:
       200M     9%, 2010                                                                           216,500          31
       550M     8.75%, 2011                                                                        556,875          81
     1,000M   Merisant Co., 9.75%, 2013+                                                           715,000         103
       200M   Pierre Foods, Inc., 9.875%, 2012                                                     207,500          30
       350M   Pilgrim's Pride Corp., 9.625%, 2011                                                  384,125          56
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,080,000         301
----------------------------------------------------------------------------------------------------------------------
              Food/Drug--1.9%
              Great Atlantic & Pacific Tea Co., Inc.:
       300M     7.75%, 2007                                                                        308,250          45
       200M     9.125%, 2011                                                                       211,500          30
       750M   Ingles Markets, Inc., 8.875%, 2011                                                   765,938         111
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,285,688         186
----------------------------------------------------------------------------------------------------------------------
              Forest Products/Containers--1.6%
       100M   Portola Packaging, Inc., 8.25%, 2012                                                  68,500          10
       500M   Stone Container Corp., 9.75%, 2011                                                   531,250          77
              Tekni-Plex, Inc.:
       210M     12.75%, 2010                                                                       144,900          21
       370M     8.75%, 2013+                                                                       330,225          48
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,074,875         156
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE HIGH YIELD FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Gaming/Leisure--4.1%
      $500M   Circus & Eldorado/Silver Legacy, 10.125%, 2012                                      $525,625         $76
       200M   Isle of Capri Casinos, Inc., 7%, 2014                                                202,000          29
       800M   MGM Mirage, Inc., 6.625%, 2015+                                                      813,000         118
              Park Place Entertainment Corp.:
       700M     9.375%, 2007                                                                       754,250         109
       500M     7%, 2013                                                                           557,500          81
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,852,375         413
----------------------------------------------------------------------------------------------------------------------
              Health Care--6.9%
        50M   Alliance Imaging, 7.25%, 2012                                                         47,500           7
       500M   Encore Medical IHC, Inc., 9.75%, 2012                                                487,500          71
       200M   Fisher Scientific International, Inc.,
                6.125%, 2015 +                                                                     201,250          29
       600M   Genesis Health Ventures, Inc., 9.75%, 2008 ++**                                          375          --
              HCA, Inc.:
       485M     5.25%, 2008                                                                        485,619          70
       700M     6.75%, 2013                                                                        740,069         107
       350M   Insight Health Services Corp., 9.875%, 2011                                          274,750          40
       350M   MedQuest, Inc., 11.875%, 2012                                                        332,500          48
       400M   PerkinElmer, Inc., 8.875%, 2013                                                      447,000          65
       200M   Quintiles Transnational Corp., 10%, 2013                                             220,000          32
       250M   Sybron Dental Specialties, Inc., 8.125%, 2012                                        268,750          39
              Tenet Healthcare Corp.:
     1,050M     6.375%, 2011                                                                     1,005,375         145
       250M     9.25%, 2015+                                                                       260,625          38
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,771,313         691
----------------------------------------------------------------------------------------------------------------------
              Housing--2.2%
       200M   Builders Firstsource, Inc., 7.51%, 2012+***                                          200,000          29
       350M   Integrated Electrical Services, Inc., Series "C"
                9.375%, 2009                                                                       263,375          38
       100M   NTK Holdings, Inc., 0% - 10.75%, 2014+#                                               47,500           7
       500M   Ply Gem Industries, Inc., 9%, 2012                                                   425,000          61
              William Lyon Homes, Inc.:
       300M     7.625%, 2012                                                                       288,000          42
       300M     10.75%, 2013                                                                       327,000          47
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,550,875         224
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology--1.5%
      $350M   Exodus Communications, Inc., 10.75%, 2009++**                                           $219         $--
     1,000M   Iron Mountain, Inc., 8.25%, 2011                                                   1,015,400         147
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,015,619         147
----------------------------------------------------------------------------------------------------------------------
              Investment/Finance Companies--1.4%
       168M   Finova Group, Inc., 7.5%, 2009                                                        75,488          11
       350M   General Motors Acceptance Corp., 4.5%, 2006                                          345,298          50
       500M   LaBranche & Co., Inc., 11%, 2012                                                     542,500          78
----------------------------------------------------------------------------------------------------------------------
                                                                                                   963,286         139
----------------------------------------------------------------------------------------------------------------------
              Manufacturing--2.7%
     1,040M   Columbus McKinnon Corp., 8.5%, 2008                                                1,024,400         148
     1,000M   Wolverine Tube, Inc., 7.375%, 2008+                                                  875,000         127
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,899,400         275
----------------------------------------------------------------------------------------------------------------------
              Media-Broadcasting--3.3%
     1,000M   Block Communications, Inc., 9.25%, 2009                                            1,070,000         155
        50M   Nexstar Finance, Inc., 7%, 2014                                                       46,563           7
       350M   Sinclair Broadcasting Group, Inc., 8.75%, 2011                                       369,250          53
              Young Broadcasting, Inc.:
       340M     10%, 2011                                                                          324,700          47
       500M     8.75%, 2014                                                                        445,000          64
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,255,513         326
----------------------------------------------------------------------------------------------------------------------
              Media-Cable TV--9.2%
       900M   Adelphia Communications Corp., 10.25%, 2011++                                        812,250         117
       715M   Atlantic Broadband Finance, LLC, 9.375%, 2014+                                       675,675          98
       750M   Cablevision Systems Corp., 8%, 2012                                                  738,750         107
              Charter Communications Holdings, LLC:
     1,500M     10%, 2009                                                                        1,166,250         169
       250M     0% - 11.75%, 2011#                                                                 166,875          24
       250M   CSC Holdings, Inc., 8.125%, 2009                                                     254,375          37
     1,000M   Echostar DBS Corp., 6.375%, 2011                                                     996,250         144
     1,000M   Mediacom LLC/Mediacom Capital Corp.,
                7.875%, 2011                                                                       967,500         140
       500M   Quebecor Media, Inc., 11.125%, 2011                                                  558,125          81
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,336,050         917
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE HIGH YIELD FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Media-Diversified--2.1%
      $500M   Cenveo, Inc., 7.875%, 2013                                                          $477,500         $69
              Six Flags, Inc.:
       350M     8.875%, 2010                                                                       343,000          50
       150M     9.625%, 2014                                                                       141,000          20
       400M   Universal City Development Partners, Ltd.,
                11.75%, 2010                                                                       461,000          67
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,422,500         206
----------------------------------------------------------------------------------------------------------------------
              Metals/Mining--.3%
       200M   Russell Metals, Inc., 6.375%, 2014                                                   188,000          27
----------------------------------------------------------------------------------------------------------------------
              Retail-General Merchandise--3.3%
       750M   General Nutrition Centers, Inc., 8.5%, 2010                                          603,750          87
     1,000M   Gregg Appliances, Inc., 9%, 2013+                                                    942,500         136
       700M   Michaels Stores, Inc., 9.25%, 2009                                                   732,375         106
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,278,625         329
----------------------------------------------------------------------------------------------------------------------
              Services--5.1%
              Allied Waste NA, Inc.:
       400M     5.75%, 2011                                                                        376,000          54
       206M     9.25%, 2012                                                                        223,510          32
       200M     7.875%, 2013                                                                       205,500          30
       700M     7.375%, 2014                                                                       651,000          94
       220M   Hydrochem Industrial Services, Inc., 9.25%, 2013+                                    204,600          30
              United Rentals, Inc.:
       500M     6.5%, 2012                                                                         494,375          72
       400M     7%, 2014                                                                           383,000          55
     1,000M   Waste Services, Inc., 9.5%, 2014+                                                    995,000         144
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,532,985         511
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--.0%
       950M   E. Spire Communications, Inc., 13%, 2005++**                                              95          --
     1,000M   XO Communications, Inc., 9%, 2008++**                                                    625          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                       720          --
----------------------------------------------------------------------------------------------------------------------
              Transportation--.8%
       200M   American Commercial Lines, LLC, 9.5%, 2015+                                          212,000          31
       300M   General Maritime Corp., 10%, 2013                                                    327,000          47
----------------------------------------------------------------------------------------------------------------------
                                                                                                   539,000          78
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Principal                                                                                                    For Each
    Amount                                                                                                  $10,000 of
 or Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--.0%
      $500M   AES Drax Energy, Ltd., 11.5%, 2010++                                                  $1,125         $--
----------------------------------------------------------------------------------------------------------------------
              Wireless Communications--1.4%
       500M   Nextel Communications, Inc., 5.95%, 2014                                             521,875          76
       650M   Triton Communications, LLC, 9.375%, 2011                                             469,625          68
----------------------------------------------------------------------------------------------------------------------
                                                                                                   991,500         144
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $64,102,530)                                               60,685,479       8,780
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--1.8%
              Food/Drug--.3%
    12,800    Ingles Markets, Inc.                                                                 176,256          26
----------------------------------------------------------------------------------------------------------------------
              Media-Diversified--.2%
     1,000  * MediaNews Group, Inc. - Class "A"**                                                  150,000          22
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--1.3%
    38,372  * RCN Corporation                                                                      886,010         128
     1,200  * RCN Corporation**                                                                         12          --
       690  * Viatel Holding (Bermuda), Ltd.**                                                          83          --
     4,399  * World Access, Inc.                                                                         4          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                   886,109         128
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $1,404,422)                                                   1,212,365         176
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--1.5%
    $1,000M   U.S. Treasury Notes, 6.125%, 2007
                (cost $1,026,544)                                                                1,050,547         152
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--.7%
              Manufacturing
       547  * Day International Group, Inc., 12.25%, 2010,
                PIK (cost $441,390)                                                                493,433          71
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE HIGH YIELD FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT AGENCY
              OBLIGATIONS--5.8%
              Federal Home Loan Bank :
    $1,000M     2.99%, 7/6/05                                                                     $999,584        $145
     1,500M     3.09%, 7/13/05                                                                   1,498,453         217
     1,500M   Freddie Mac, 2.97%, 7/5/05                                                         1,499,504         217
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term U.S. Government Agency Obligations
  (cost $3,997,541)                                                                              3,997,541         579
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--1.4%
       500M   ChevronTexaco Funding Corp., 3.13%, 7/13/05                                          499,478          72
       500M   Prudential Funding Co., 3.15%, 7/18/05                                               499,255          72
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $998,733)                                          998,733         144
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $71,971,160)                                         99.0%     68,438,098       9,902
Other Assets, Less Liabilities                                                         1.0         679,342          98
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $69,117,440     $10,000
======================================================================================================================

  + Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5)

 ++ In default as to principal and/or interest payment

  * Non-income producing

 ** Security valued at fair value (see Note 1A)

*** Interest Rates on Adjustable Rate Bonds are determined and reset quarterly by the indentures. The interest rates shown are the rates in effect on June 30, 2005.

  # Denotes a stepbond (a zero coupon bond that converts to a fixed interest rate at a designated future date)

See notes to financial statements


Fund Expenses
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account       Account      Expenses Paid
                                                    Value         Value       During Period
Expense Examples                                  (1/1/05)      (6/30/05)    (1/1/05-6/30/05)*
----------------------------------------------------------------------------------------------
Actual                                           $1,000.00       $987.87          $4.73
Hypothetical
(5% annual return before expenses)               $1,000.00     $1,020.03          $4.81
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .96%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).



Portfolio Composition
TOP TEN COUNTRIES

(BAR CHART DATA:)

United States                                         32.7%
United Kingdom                                        11.6%
France                                                10.9%
Japan                                                  9.3%
Switzerland                                            5.3%
Canada                                                 4.7%
Netherlands                                            3.8%
Belguim                                                3.7%
Germany                                                3.0%
Italy                                                  2.5%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on total value of investments.

Portfolio of Investments
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--93.3%
              United States--30.5%
    12,650    Abbott Laboratories                                                                 $619,977         $64
     7,900    Air Products & Chemicals, Inc.                                                       476,370          49
    11,000    Alcoa, Inc.                                                                          287,430          30
     8,500    Altria Group, Inc.                                                                   549,610          57
     5,470    American International Group, Inc.                                                   317,807          33
     5,400    Analog Devices, Inc.                                                                 201,474          21
    21,000    Bank of America Corporation                                                          957,810         100
     8,600    Baxter International, Inc.                                                           319,060          33
     6,400    Boeing Company                                                                       422,400          44
     1,900    Capital One Financial Corporation                                                    152,019          16
     2,000    Caterpillar, Inc.                                                                    190,620          20
    23,800  * Cisco Systems, Inc.                                                                  454,818          47
    18,249    Citigroup, Inc.                                                                      843,651          88
     8,000  * Comcast Corporation - Special Class "A"                                              239,600          25
    18,600    ConocoPhillips                                                                     1,069,314         111
    30,300  * Corning, Inc.                                                                        503,586          52
     3,300    D.R. Horton, Inc.                                                                    124,113          13
    10,000  * Dell, Inc.                                                                           395,100          41
     8,400    DuPont (E.I.) de Nemours & Company                                                   361,284          38
     5,100  * Electronic Arts, Inc.                                                                288,711          30
     4,300    Eli Lilly & Company                                                                  239,553          25
     4,900    First Data Corporation                                                               196,686          20
     5,900  * Fiserv, Inc.                                                                         253,405          26
     4,100  * Fisher Scientific International, Inc.                                                266,090          28
     2,300    Freddie Mac                                                                          150,029          16
     7,600    Gap, Inc.                                                                            150,100          16
     2,200    General Dynamics Corporation                                                         240,988          25
    23,400    General Electric Company                                                             810,810          84
     4,400    General Mills, Inc.                                                                  205,876          21
     8,400  * Genzyme Corporation                                                                  504,756          52
     9,300    GlobalSantaFe Corporation                                                            379,440          39
     5,400    Golden West Financial Corporation                                                    347,652          36
     6,800    HCA, Inc.                                                                            385,356          40
    12,500  * Health Net, Inc.                                                                     477,000          50
     5,000    Ingersoll-Rand Company - Class "A"                                                   356,750          37
    14,340    Intel Corporation                                                                    373,700          39
     4,600    Kellogg Company                                                                      204,424          21
     2,800  * Kohl's Corporation                                                                   156,548          16
     7,700  * Lamar Advertising Company - Class "A"                                                329,329          34
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              United States (continued)
     7,700    Lowe's Companies, Inc.                                                              $448,294         $47
     7,800    Market 2000+ Holders Trust                                                           418,470          43
    10,500    Medtronic, Inc.                                                                      543,795          57
     9,000    Merrill Lynch & Company, Inc.                                                        495,090          51
     7,700    Michaels Stores, Inc.                                                                318,549          33
     4,000    Microchip Technology, Inc.                                                           118,480          12
    40,800    Microsoft Corporation                                                              1,013,472         105
     7,400    Motorola, Inc.                                                                       135,124          14
    15,100  * Nextel Communications, Inc. - Class "A"                                              487,881          51
    12,600    Noble Energy, Inc.                                                                   953,190          99
     8,900    Northern Trust Corporation                                                           405,751          42
     9,400    PepsiCo, Inc.                                                                        506,942          53
    14,962    Pfizer, Inc.                                                                         412,652          43
    15,300    PG&E Corporation                                                                     574,362          60
    17,700  * Polycom, Inc.                                                                        263,907          27
     2,900    Precision Castparts Corporation                                                      225,910          24
    13,500    Procter & Gamble Company                                                             712,125          74
     2,700    Rockwell Collins, Inc.                                                               128,736          13
    20,800    Schering-Plough Corporation                                                          396,448          41
     6,330    Schlumberger, Ltd.                                                                   480,700          50
     6,300    Simon Property Group, Inc. (REIT)                                                    456,687          47
    10,794    St. Paul Travelers Companies, Inc.                                                   426,687          44
     5,000    State Street Corporation                                                             241,250          25
    15,000    Symbol Technologies, Inc.                                                            148,050          15
    12,900    Texas Instruments, Inc.                                                              362,103          38
    48,900  * Time Warner, Inc.                                                                    817,119          85
     9,600    Tyco International, Ltd.                                                             280,320          29
     9,600    United Technologies Corporation                                                      492,960          51
     8,700    UnumProvident Corporation                                                            159,384          17
     9,200    Viacom, Inc. - Class "B"                                                             294,584          31
     2,400    Vulcan Materials Company                                                             155,976          16
     5,100  * WellPoint, Inc.                                                                      355,164          37
     8,700    Wyeth                                                                                387,150          40
    12,800  * Yahoo!, Inc.                                                                         443,520          46
     3,000    Yum! Brands, Inc.                                                                    156,240          16
     4,200    Zions Bancorporation                                                                 308,826          32
----------------------------------------------------------------------------------------------------------------------
                                                                                                29,329,144       3,045
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              United Kingdom--11.5%
    30,594    AstraZeneca PLC                                                                   $1,267,301        $132
   176,469    Centrica PLC                                                                         733,047          76
   210,379    EMI Group PLC                                                                        957,811          99
    49,730    Enterprise Inns PLC                                                                  743,410          77
    45,215    Imperial Tobacco Group PLC                                                         1,218,106         127
    54,536    Reckitt Benckiser PLC                                                              1,608,025         167
    72,167    Royal Bank of Scotland Group PLC                                                   2,180,921         226
    65,900    Vedanta Resources PLC                                                                596,514          62
   472,925    Vodafone Group PLC                                                                 1,152,855         120
    27,823    Wolseley PLC                                                                         585,485          61
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,043,475       1,147
----------------------------------------------------------------------------------------------------------------------
              France--10.8%
     5,099    Air Liquide SA                                                                       869,793          90
    21,191    Axa                                                                                  530,288          55
    13,845    Essilor International SA                                                             947,025          98
    25,612    European Aeronautic Defence and Space Company                                        817,041          85
    30,337    France Telecom SA                                                                    887,339          92
    14,980    Sanofi-Aventis                                                                     1,231,407         128
    21,014    Societe Television Francaise 1                                                       559,186          58
    64,483    STMicroelectronics NV                                                              1,035,163         107
     8,790    Total SA                                                                           2,067,672         215
       951    Unibail                                                                              122,156          13
    41,506    Vivendi Universal SA                                                               1,309,499         136
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,376,569       1,077
----------------------------------------------------------------------------------------------------------------------
              Japan--9.2%
    21,000    Canon, Inc.                                                                        1,106,759         115
       119    East Japan Railway Company                                                           612,129          64
    22,400    Eisai Company, Ltd.                                                                  754,011          78
    17,600    Electric Power Development Company, Ltd.                                             509,846          53
     4,600    Fast Retailing Company, Ltd.                                                         239,112          25
        81    Japan Tobacco, Inc.                                                                1,081,852         112
     3,400    Keyence Corporation                                                                  762,783          79
     3,600    ORIX Corporation                                                                     540,601          56
     3,100    Promise Company, Ltd.                                                                198,908          21
    23,900    Sankyo Company, Ltd.                                                                 459,408          48
    13,700    Sony Corporation                                                                     472,286          49
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Japan (continued)
    12,300    Takeda Pharmaceutical Company, Ltd.                                                 $610,504         $63
     9,660    Takefuji Corporation                                                                 653,822          68
       169  * UFJ Holdings, Inc.                                                                   881,527          91
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,883,548         922
----------------------------------------------------------------------------------------------------------------------
              Switzerland--5.3%
     4,774    Nestle SA - Registered                                                             1,222,287         127
     7,974    Roche Holding AG - Genusscheine                                                    1,009,588         105
    20,590    UBS AG - Registered                                                                1,607,213         167
     7,115  * Zurich Financial Services AG                                                       1,226,284         127
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,065,372         526
----------------------------------------------------------------------------------------------------------------------
              Canada--4.6%
    31,400    Canadian Pacific Railway, Ltd.                                                     1,086,746         113
     6,712    EnCana Corporation                                                                   270,716          28
    16,900    Fairmont Hotels & Resorts, Inc.                                                      588,627          61
    26,300    Petro-Canada                                                                       1,712,463         178
    21,800    Talisman Energy, Inc.                                                                816,966          85
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,475,518         465
----------------------------------------------------------------------------------------------------------------------
              Netherlands--3.7%
    34,961  * ASML Holding NV                                                                      551,080          57
   162,400  * Koninklijke Ahold NV                                                               1,336,949         139
    30,539    Koninklijke (Royal) Philips Electronics NV                                           772,718          80
    23,000  * Royal Numico NV                                                                      921,114          96
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,581,861         372
----------------------------------------------------------------------------------------------------------------------
              Germany--3.0%
    35,100  * Bayerische Hypo-und Vereinsbank AG                                                   913,620          95
    60,294    Deutsche Telekom AG - Registered                                                   1,116,826         116
     8,044    Muenchener Rueckversicherungs-
                Gesellschaft AG - Registered                                                       857,962          89
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,888,408         300
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Italy--2.4%
   140,515    Banca Intesa SpA                                                                    $643,885         $67
    50,064    Eni SpA                                                                            1,291,603         134
    49,900    Geox SpA                                                                             416,840          43
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,352,328         244
----------------------------------------------------------------------------------------------------------------------
              Sweden--1.8%
    79,310    Swedish Match AB                                                                     901,371          93
   272,200    Telefonaktiebolaget LM Ericsson AB - Class "B"                                       874,922          91
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,776,293         184
----------------------------------------------------------------------------------------------------------------------
              Taiwan--1.8%
    61,800    AU Optronics Corporation (ADR)                                                     1,046,892         109
    72,154    Taiwan Semiconductor Manufacturing
                Company, Ltd. (ADR)                                                                658,042          68
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,704,934         177
----------------------------------------------------------------------------------------------------------------------
              Hong Kong--1.6%
   136,500    Esprit Holdings, Ltd.                                                                987,756         103
    56,000    Sun Hung Kai Properties, Ltd.                                                        552,918          57
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,540,674         160
----------------------------------------------------------------------------------------------------------------------
              Spain--1.3%
    82,221    Banco Bilbao Vizcaya Argentaria SA                                                 1,270,145         132
----------------------------------------------------------------------------------------------------------------------
              Brazil--1.3%
    27,200    Companhia Vale Do Rio Doce (ADR)                                                     796,416          83
     8,400    Petroleo Brasileiro SA - Petrobras (ADR)                                             437,892          45
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,234,308         128
----------------------------------------------------------------------------------------------------------------------
              Australia--.8%
    95,446    Santos, Ltd.                                                                         823,569          85
----------------------------------------------------------------------------------------------------------------------
              Mexico--.8%
    12,500    Fomento Economico Mexicano SA de CV (ADR)                                            744,625          77
----------------------------------------------------------------------------------------------------------------------
              Indonesia--.7%
    33,100    PT Telekomunikasi Indonesia (ADR)                                                    690,135          72
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
    Shares,                                                                                                   Invested
Warrants or                                                                                                   For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Austria--.6%
    12,200    Wienerberger AG                                                                     $566,724         $59
----------------------------------------------------------------------------------------------------------------------
              Ireland--.6%
    51,282  * Ryanair Holdings PLC                                                                 396,101          41
     3,500  * Ryanair Holdings PLC (ADR)                                                           156,940          16
----------------------------------------------------------------------------------------------------------------------
                                                                                                   553,041          57
----------------------------------------------------------------------------------------------------------------------
              Denmark--.5%
     9,700    Carlsberg A/S - Class "B"                                                            497,977          52
----------------------------------------------------------------------------------------------------------------------
              Turkey--.5%
    36,100    Turkcell Iletisim Hizmet (ADR)                                                       456,665          48
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $77,877,901)                                                 89,855,313       9,329
----------------------------------------------------------------------------------------------------------------------
              WARRANTS--.0%
              United States
       742  * Lucent Technologies, Inc. (expiring 12/10/07) (cost $0)                                  571          --
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--.0%
              Brazil
     5,000  * Vale do Rio Doce - Class "B" (cost $0)**                                                  50          --
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM FOREIGN GOVERNMENT
              AND AGENCY OBLIGATIONS--3.7%
              Belgium
 Euro 2,955M  Belgium Treasury Bills, Zero Coupon, 8/18/05
                (cost $3,785,825)                                                                3,567,612         371
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--.2%
      $225M   U.S. Treasury Bills, 2.94%, 8/25/05
                (cost $224,009)+                                                                   224,000          23
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--1.7%
    $1,600M   UBS Securities, 2.93% dated 6/30/05, to be
               repurchased at $1,600,130 on 7/1/05
               (collateralized by U.S. Treasury Bonds,
               7.125%, 2/15/23, valued at $1,653,072
               (cost $1,600,000)                                                                $1,600,000        $166
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $83,487,735)                                         98.9%     95,247,546       9,889
Other Assets, Less Liabilities                                                         1.1       1,066,161         111
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $96,313,707     $10,000
======================================================================================================================

 * Non-income producing

** Security valued at fair value (see Note 1A)

 + See Note 6

   Summary of Abbreviations:

   ADR American Depositary Receipts
   REIT Real Estate Investment Trust

See notes to financial statements


Portfolio of Investments (continued)
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
June 30, 2005

Sector diversification of the portfolio was as follows:
---------------------------------------------------------------------------------------
                                                               Percentage
Sector                                                       of Net Asset         Value
---------------------------------------------------------------------------------------
Energy                                                               10.7%  $10,303,525
Food, Beverage & Tobacco                                              8.4     8,054,184
Pharmaceuticals & Biotechnology                                       8.2     7,892,755
Banks                                                                 7.9     7,654,415
Technology Hardware & Equipment                                       5.9     5,692,512
Diversified Financials                                                5.3     5,138,305
Capital Goods                                                         5.3     5,118,744
Telecommunication Services                                            5.0     4,791,701
Media                                                                 4.7     4,507,128
Materials                                                             3.7     3,543,833
Insurance                                                             3.7     3,518,412
Semiconductors & Semiconductor Equipment                              3.4     3,300,042
Health Care Equipment & Services                                      3.4     3,293,490
Household & Personal Products                                         2.4     2,320,150
Retailing                                                             2.4     2,300,359
Transportation                                                        2.3     2,251,916
Software & Services                                                   2.3     2,195,794
Utilities                                                             1.9     1,817,255
Consumer Durables & Apparel                                           1.9     1,785,957
Consumer Services                                                     1.5     1,488,277
Food & Staples Retailing                                              1.4     1,336,949
Real Estate                                                           1.2     1,131,761
Pooled Vehicle                                                        0.4       418,470
Short-Term Foreign Government and Agency Obligations                  3.7     3,567,612
Short-Term U.S. Government Obligations                                0.2       224,000
Repurchase Agreement                                                  1.7     1,600,000
---------------------------------------------------------------------------------------
Total Value of Investments                                           98.9    95,247,546
Other Assets, Less Liabilities                                        1.1     1,066,161
---------------------------------------------------------------------------------------
Net Assets                                                          100.0%  $96,313,707
=======================================================================================

See notes to financial statements


Fund Expenses
FIRST INVESTORS LIFE INVESTMENT GRADE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account       Account      Expenses Paid
                                                    Value         Value       During Period
Expense Examples                                  (1/1/05)      (6/30/05)    (1/1/05-6/30/05)*
----------------------------------------------------------------------------------------------
Actual                                           $1,000.00      $1,018.57         $3.60
Hypothetical
(5% annual return before expenses)               $1,000.00      $1,021.22         $3.61
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .72%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
  Expenses paid during the period are net of expenses waived.



Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Financials                                            25.2%
Consumer Staples                                      16.9%
Industrials                                           13.5%
Utilities                                              8.0%
U.S. Government Obligations                            7.7%
Consumer Discretionary                                 7.7%
Materials                                              6.9%
U.S. Government Agency Obligations                     4.0%
Telecommunication Services                             3.9%
Health Care                                            2.3%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on total value of investments.

Portfolio of Investments
FIRST INVESTORS LIFE INVESTMENT GRADE FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--81.5%
              Aerospace/Defense--2.2%
              Honeywell International, Inc.:
      $450M     7.5%, 2010                                                                        $513,257        $133
       125M     6.125%, 2011                                                                       137,122          36
       100M   Precision Castparts Corp., 5.6%, 2013                                                103,983          27
       100M   TRW, Inc., 7.125%, 2009                                                              109,971          29
----------------------------------------------------------------------------------------------------------------------
                                                                                                   864,333         225
----------------------------------------------------------------------------------------------------------------------
              Automotive--1.6%
       350M   DaimlerChrysler NA Holdings Corp., 8%, 2010                                          396,029         103
       224M   Ford Motor Co., 8.9%, 2032                                                           204,946          53
----------------------------------------------------------------------------------------------------------------------
                                                                                                   600,975         156
----------------------------------------------------------------------------------------------------------------------
              Chemicals--.9%
       300M   Lubrizol Corp., 7.25%, 2025                                                          351,198          91
----------------------------------------------------------------------------------------------------------------------
              Consumer Durables--.9%
       350M   Black & Decker Corp., 4.75%, 2014                                                    346,990          90
----------------------------------------------------------------------------------------------------------------------
              Consumer Non-Durables--1.5%
       100M   Avon Products, Inc., 4.2%, 2018                                                       94,470          25
       200M   Colgate-Palmolive Co., 7.84%, 2007                                                   213,730          56
       150M   Procter & Gamble Co., 4.85%, 2015                                                    154,532          40
       100M   Unilever Capital Corp., 6.875%, 2005                                                 101,025          26
----------------------------------------------------------------------------------------------------------------------
                                                                                                   563,757         147
----------------------------------------------------------------------------------------------------------------------
              Energy--1.6%
       300M   Repsol International Finance BV, 7.45%, 2005                                         300,530          78
       100M   Sunoco, Inc., 9.375%, 2016                                                           104,555          27
       200M   Texaco Capital, Inc., 8.25%, 2006                                                    209,206          55
----------------------------------------------------------------------------------------------------------------------
                                                                                                   614,291         160
----------------------------------------------------------------------------------------------------------------------
              Financial--5.0%
       125M   American General Finance Corp., 8.125%, 2009                                         141,880          37
       300M   CIT Group, Inc., 7.75%, 2012                                                         352,323          92
              ERAC USA Finance Enterprise Co.:
       100M     7.35%, 2008+                                                                       107,967          28
       355M     8%, 2011+                                                                          411,531         107
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE INVESTMENT GRADE FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financial (continued)
              General Electric Capital Corp.:
      $150M     7.875%, 2006                                                                      $157,780         $41
       144M     8.5%, 2008                                                                         160,935          42
       400M   General Motors Acceptance Corp., 7.75%, 2010                                         391,384         102
       200M   Household Finance Corp., 6.5%, 2008                                                  213,630          56
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,937,430         505
----------------------------------------------------------------------------------------------------------------------
              Financial Services--13.1%
       200M   American Express Co., 4.875%, 2013                                                   206,539          54
              Bank of America Corp.:
       250M     7.8%, 2010                                                                         286,212          75
        75M     7.4%, 2011                                                                          85,935          22
       300M   Bank One Corp., 7.875%, 2010                                                         347,206          90
       300M   Chase Manhattan Corp., 7.875%, 2010                                                  346,198          90
       150M   Comerica, 7.125%, 2013                                                               162,626          42
       250M   First Union National Bank, 7.8%, 2010                                                290,697          76
       300M   Fleet Capital Trust II, 7.92%, 2026                                                  323,939          84
       250M   Florida Windstorm Underwriting Assoc.,
                7.125%, 2019+                                                                      302,660          79
       300M   Greenpoint Bank, 9.25%, 2010                                                         365,968          95
       225M   Huntington National Bank, 8%, 2010                                                   258,172          67
       125M   JP Morgan Chase & Co., 6.625%, 2012                                                  139,348          36
       200M   Manufacturers & Traders Trust Co., 8%, 2010                                          235,386          61
       100M   National City Bank of Pennsylvania, 7.25%, 2011                                      114,752          30
       100M   Old National Bank, 6.75%, 2011                                                       109,883          29
       384M   Republic NY Corp., 7.75%, 2009                                                       429,665         112
       400M   Royal Bank of Scotland Group PLC, 5%, 2014                                           413,188         108
       200M   Wachovia Bank NA, 4.875%, 2015                                                       203,888          53
       350M   Washington Mutual, Inc., 8.25%, 2010                                                 402,368         105
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,024,630       1,308
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--4.7%
              Bottling Group, LLC:
       123M     Series "B", 4.625%, 2012                                                           125,042          33
       190M     Series "B", 5%, 2013                                                               196,882          51
              Coca-Cola Enterprises, Inc.:
       250M     7.125%, 2009                                                                       277,813          72
       100M     7.125%, 2017                                                                       120,037          31
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco (continued)
      $400M   ConAgra Foods, Inc., 6.75%, 2011                                                    $443,224        $115
       300M   Hershey Foods Corp., 6.7%, 2005                                                      302,026          79
       200M   Pepsi Bottling Group, Inc., 7%, 2029                                                 254,613          66
       100M   Philip Morris Companies, Inc., 6.95%, 2006                                           102,391          27
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,822,028         474
----------------------------------------------------------------------------------------------------------------------
              Food/Drug--2.8%
       200M   CVS Corp., 4.875%, 2014                                                              203,696          53
       200M   Delhaize America, Inc., 8.125%, 2011                                                 225,317          59
       200M   Kroger Co., 6.8%, 2018                                                               227,641          59
              Safeway, Inc.:
       200M     7%, 2007                                                                           210,284          55
       200M     6.5%, 2011                                                                         216,420          56
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,083,358         282
----------------------------------------------------------------------------------------------------------------------
              Forest Products/Containers--2.9%
       350M   International Paper Co., 6.75%, 2011                                                 381,999          99
       275M   Sappi Papier Holding AG, 6.75%, 2012+                                                294,291          77
              Weyerhaeuser Co.:
       100M     7.25%, 2013                                                                        113,293          30
       300M     7.5%, 2013                                                                         342,741          89
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,132,324         295
----------------------------------------------------------------------------------------------------------------------
              Gaming/Leisure--.7%
       250M   MGM Mirage, Inc., 8.5%, 2010                                                         278,750          73
----------------------------------------------------------------------------------------------------------------------
              Health Care--2.3%
       200M   Becton, Dickinson & Co., 7.15%, 2009                                                 222,866          58
       225M   Columbia/HCA Healthcare, Inc., 7.5%, 2023                                            238,407          62
       200M   Tenet Healthcare Corp., 6.375%, 2011                                                 191,500          50
       200M   Wyeth, 6.95%, 2011                                                                   223,780          58
----------------------------------------------------------------------------------------------------------------------
                                                                                                   876,553         228
----------------------------------------------------------------------------------------------------------------------
              Manufacturing--3.0%
              Ingersoll-Rand Co.:
       100M     4.75%, 2015                                                                        101,136          26
       125M     9%, 2021                                                                           179,941          47
       300M   Newell Rubbermaid, Inc., 6.75%, 2012                                                 330,035          86
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE INVESTMENT GRADE FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Manufacturing (continued)
              United Technologies Corp.:
      $100M     6.5%, 2009                                                                        $108,630         $28
       200M     7.125%, 2010                                                                       227,988          59
       180M     6.1%, 2012                                                                         197,935          52
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,145,665         298
----------------------------------------------------------------------------------------------------------------------
              Media-Broadcasting--2.8%
              Comcast Cable Communications, Inc.:
       200M     8.375%, 2007                                                                       214,642          56
       250M     7.125%, 2013                                                                       286,948          75
       250M   Cox Communications, Inc., 5.5%, 2015                                                 255,574          66
       300M   PanAmSat Corp., 6.375%, 2008                                                         306,000          80
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,063,164         277
----------------------------------------------------------------------------------------------------------------------
              Media-Diversified--4.1%
       225M   AOL Time Warner, Inc., 6.875%, 2012                                                  254,245          66
       330M   Cox Enterprises, Inc., 8%, 2007+                                                     347,728          91
       400M   New York Times Co., 5%, 2015                                                         414,749         108
       200M   News America, Inc., 7.3%, 2028                                                       233,446          61
       200M   Time Warner, Inc., 6.875%, 2018                                                      231,488          60
        75M   Viacom, Inc., 8.875%, 2014                                                            92,270          24
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,573,926         410
----------------------------------------------------------------------------------------------------------------------
              Metals/Mining--2.9%
       200M   Alcoa, Inc., 6%, 2012                                                                216,890          56
       123M   Hanson Australia Funding, 5.25%, 2013                                                126,365          33
       400M   Hanson PLC, 7.875%, 2010                                                             462,922         121
       300M   Thiokol Corp., 6.625%, 2008                                                          317,922          83
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,124,099         293
----------------------------------------------------------------------------------------------------------------------
              Real Estate Investment Trusts--6.6%
       100M   Archstone-Smith Trust, 7.9%, 2016                                                    118,622          31
       470M   AvalonBay Communities, Inc., 7.5%, 2010                                              535,619         140
       350M   Boston Properties, Inc., 5%, 2015                                                    350,587          91
       185M   Duke Weeks Realty Corp., 7.75%, 2009                                                 207,894          54
       300M   EOP Operating LP, 8.1%, 2010                                                         346,076          90
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Real Estate Investment Trusts (continued)
      $400M   Mack-Cali Realty LP, 7.75%, 2011                                                    $458,290        $119
       425M   Simon Property Group, Inc., 7.875%, 2016+                                            510,506         133
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,527,594         658
----------------------------------------------------------------------------------------------------------------------
              Retail-General Merchandise--4.2%
       300M   Federated Department Stores, Inc., 7.45%, 2017                                       362,334          94
       100M   Lowe's Companies, Inc., 8.25%, 2010                                                  117,691          30
       325M   RadioShack Corp., 7.375%, 2011                                                       359,415          94
       350M   Target Corp., 7.5%, 2010                                                             402,715         105
              Wal-Mart Stores, Inc.:
       150M     8%, 2006                                                                           156,628          41
       200M     4.125%, 2011                                                                       199,236          52
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,598,019         416
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--3.8%
       300M   Deutsche Telekom AG, 8.5%, 2010                                                      348,041          91
       200M   SBC Communications, Inc., 6.25%, 2011                                                217,188          56
       375M   Sprint Capital Corp., 6.375%, 2009                                                   399,434         104
       200M   Verizon New York, Inc., 6.875%, 2012                                                 221,335          58
       250M   Vodafone AirTouch PLC, 7.75%, 2010                                                   285,727          74
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,471,725         383
----------------------------------------------------------------------------------------------------------------------
              Transportation--4.2%
              Burlington Northern Santa Fe Corp.:
       275M     7.875%, 2007                                                                       291,368          76
       250M     7.125%, 2010                                                                       282,210          73
              Canadian National Railway Co.:
       150M     6.45%, 2006                                                                        153,399          40
       100M     6.8%, 2018                                                                         118,250          31
       150M     7.375%, 2031                                                                       197,910          52
       100M   FedEx Corp., 3.5%, 2009                                                               97,547          25
       100M   Norfolk Southern Corp., 7.7%, 2017                                                   125,103          33
       300M   Union Pacific Corp., 7.375%, 2009                                                    333,935          87
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,599,722         417
----------------------------------------------------------------------------------------------------------------------
              Utilities--7.9%
       300M   Columbia Energy Group, 6.8%, 2005                                                    303,273          79
       265M   Consumers Energy Co., 6.375%, 2008                                                   277,948          72
       250M   Dominion Resources, Inc., 5%, 2013                                                   252,222          66
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE INVESTMENT GRADE FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
      $200M   DPL, Inc., 6.875%, 2011                                                             $217,000         $56
       300M   Duke Capital Corp., 8%, 2019                                                         372,137          97
       125M   Eastern Energy, Ltd., 6.75%, 2006+                                                   129,302          34
       209M   Niagara Mohawk Holdings, Inc., 7.625%, 2005                                          211,366          55
       300M   NiSource Finance Corp., 7.875%, 2010                                                 345,104          90
       100M   OGE Energy Corp., 5%, 2014                                                           100,924          26
       250M   PP&L Capital Funding, Inc., 8.375%, 2007                                             268,407          70
       205M   Public Service Electric & Gas Co., 6.75%, 2016                                       240,053          62
       100M   South Carolina Electric & Gas Co., 6.7%, 2011                                        111,933          29
       178M   Wisconsin Power & Light Co., 7%, 2007                                                187,058          49
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,016,727         785
----------------------------------------------------------------------------------------------------------------------
              Waste Management--1.8%
              Allied Waste NA, Inc.:
       250M     8.875%, 2008                                                                       263,750          69
       100M     5.75%, 2011                                                                         94,000          25
              Waste Management, Inc.:
       100M     6.875%, 2009                                                                       108,356          28
       200M     7.375%, 2010                                                                       223,889          58
----------------------------------------------------------------------------------------------------------------------
                                                                                                   689,995         180
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $29,774,302)                                               31,307,253       8,151
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--7.6%
              U.S. Treasury Notes:
     1,000M     6.625%, 2007                                                                     1,053,829         274
       500M     5.625%, 2008                                                                       526,524         137
       500M     6%, 2009                                                                           543,418         142
       700M     6.5%, 2010                                                                         781,403         203
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $2,884,148)                                     2,905,174         756
----------------------------------------------------------------------------------------------------------------------
              PASS THROUGH CERTIFICATES--3.8%
              Real Estate--.9%
       311M   FDA Queens LP, 6.99%, 2017+                                                          356,170          93
----------------------------------------------------------------------------------------------------------------------
              Transportation--2.9%
        72M   American Airlines, Inc., 7.377%, 2019                                                 51,481          14
       412M   Continental Airlines, Inc., 8.388%, 2020                                             342,300          89
       212M   FedEx Corp., 7.5%, 2018                                                              246,913          64
       173M   Northwest Airlines, Inc., 8.072%, 2019                                               188,754          49
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Transportation (continued)
      $228M   NWA Trust, 10.23%, 2012                                                             $185,438         $48
        75M   Southwest Airlines Co., 6.126%, 2006                                                  76,271          20
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,091,157         284
----------------------------------------------------------------------------------------------------------------------
Total Value of Pass Through Certificates (cost $1,423,100)                                       1,447,327         377
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS--3.0%
              Fannie Mae:
       400M     6.125%, 2012                                                                       447,953         117
       300M     5%, 2016                                                                           298,916          78
              Freddie Mac:
       100M     4.6%, 2018                                                                          98,741          26
       100M     5%, 2018                                                                            99,364          26
       200M   Tennessee Valley Authority, 5.375%, 2008                                             209,158          54
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations
  (cost $1,128,387)                                                                              1,154,132         301
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--1.2%
              Housing
              Virginia State Housing Development Authority:
       335M     Series "A", 6.51%, 2019                                                            359,143          94
       100M     Series "M". 7%, 2022                                                               111,313          29
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $402,549)                                                     470,456         123
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--.9%
       350M   Prudential Funding Co., 3.15%, 7/18/05
                (cost $349,479)                                                                    349,479          91
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $35,961,965)                                         98.0%     37,633,821       9,799
Other Assets, Less Liabilities                                                         2.0         772,690         201
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $38,406,511     $10,000
======================================================================================================================

+ Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5)

See notes to financial statements


Fund Expenses
FIRST INVESTORS LIFE TARGET MATURITY 2007 FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.



----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
Expense Examples                                   (1/1/05)      (6/30/05)  (1/1/05-6/30/05)*
----------------------------------------------------------------------------------------------
Actual                                            $1,000.00      $1,005.63       $3.68
Hypothetical
(5% annual return before expenses)                $1,000.00      $1,021.12       $3.71
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .74%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
  Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

U.S. Government Agency Zero-Coupon Obligations        72.8%
U.S. Government Zero-Coupon Obligations               27.2%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on total value of investments.



Portfolio of Investments
FIRST INVESTORS LIFE TARGET MATURITY 2007 FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                       Effective                  $10,000 of
    Amount    Security                                                               Yield+          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ZERO COUPON
              OBLIGATIONS--72.2%
              Agency For International Development - Israel:
    $1,513M     8/15/2007                                                             3.79%     $1,397,110        $630
     1,000M     11/15/2007                                                            3.79         914,758         413
     5,304M   Government Trust Certificate - Israel Trust,
                11/15/2007                                                            3.83       4,847,506       2,187
       586M   International Bank for Reconstruction &
                Development, 8/15/2007                                                4.20         536,412         242
     6,456M   Resolution Funding Corporation,
                10/15/2007                                                            3.64       5,944,362       2,682
     2,600M   Tennessee Valley Authority, 11/1/2007                                   3.95       2,372,843       1,071
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon
  Obligations (cost $14,989,923)                                                                16,012,991       7,225
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--27.0%
     6,510M   U.S. Treasury Strips, 11/15/2007
                (cost $5,548,731)                                                     3.61       5,980,268       2,698
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $20,538,654)                                         99.2%     21,993,259       9,923
Other Assets, Less Liabilities                                                          .8         170,424          77
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $22,163,683     $10,000
======================================================================================================================

+ The effective yields shown for the zero coupon obligations are the effective yields at June 30, 2005.

See notes to financial statements


Fund Expenses
FIRST INVESTORS LIFE TARGET MATURITY 2010 FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.



----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
Expense Examples                                   (1/1/05)      (6/30/05)  (1/1/05-6/30/05)*
----------------------------------------------------------------------------------------------
Actual                                            $1,000.00      $1,029.46       $3.77
Hypothetical
(5% annual return before expenses)                $1,000.00      $1,021.07       $3.76
----------------------------------------------------------------------------------------------

*   Expenses are equal to the annualized expense ratio of .75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
    Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

U.S. Government Agency Zero-Coupon Obligations        62.5%
U.S. Government Zero-Coupon Obligations               37.5%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on total value of investments.



Portfolio of Investments
FIRST INVESTORS LIFE TARGET MATURITY 2010 FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                       Effective                  $10,000 of
    Amount    Security                                                               Yield+          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ZERO
              COUPON OBLIGATIONS--62.4%
              Agency For International Development - Israel:
    $1,303M     8/15/2010                                                             3.79%     $1,075,022        $624
       495M     9/15/2010                                                             3.79         407,183         236
              Fannie Mae:
     1,260M     8/7/2010                                                              3.94       1,032,440         600
       700M     10/8/2010                                                             3.91         570,614         331
       600M     11/29/2010                                                            3.94         485,830         282
       321M     2/1/2011                                                              4.50         250,419         145
     1,100M   Freddie Mac, 9/15/2010                                                  3.94         897,835         521
       500M   Government Trust Certificate - Israel
                Trust, 11/15/2010                                                     3.85         407,379         237
     1,990M   Government Trust Certificate - Turkey
                Trust, 11/15/2010                                                     3.85       1,621,366         942
              Resolution Funding Corporation:
       650M     10/15/2010                                                            3.64         537,042         312
     2,998M     1/15/2011                                                             3.76       2,439,197       1,417
     1,250M   Tennessee Valley Authority, 11/1/2010                                   3.97       1,013,729         589
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon
  Obligations (cost $9,345,013)                                                                 10,738,056       6,236
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--37.3%
     7,785M   U.S. Treasury Strips, 11/15/2010
                (cost $5,674,230)                                                     3.59       6,430,464       3,735
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $15,019,243)                                         99.7%     17,168,520       9,971
Other Assets, Less Liabilities                                                          .3          49,542          29
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $17,218,062     $10,000
======================================================================================================================

+ The effective yields shown for the zero coupon obligations are the effective yields at June 30, 2005.

See notes to financial statements


Fund Expenses
FIRST INVESTORS LIFE TARGET MATURITY 2015 FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.



----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
Expense Examples                                   (1/1/05)      (6/30/05)  (1/1/05-6/30/05)*
----------------------------------------------------------------------------------------------
Actual                                            $1,000.00      $1,065.60       $3.74
Hypothetical
(5% annual return before expenses)                $1,000.00      $1,021.17       $3.66
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .73%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
  Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

U.S. Government Agency Zero-Coupon Obligations        53.1%
U.S. Government Zero-Coupon Obligations               46.9%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on total value of investments.



Portfolio of Investments
FIRST INVESTORS LIFE TARGET MATURITY 2015 FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                       Effective                  $10,000 of
    Amount    Security                                                               Yield+          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ZERO
              COUPON OBLIGATIONS--52.9%
              Agency For International Development - Israel:
      $698M     9/15/2015                                                             4.31%       $451,611        $224
     1,150M     11/1/2015                                                             4.31         739,917         366
     2,234M     11/15/2015                                                            4.31       1,434,929         710
       300M     3/15/2016                                                             4.34         189,445          94
              Fannie Mae:
       150M     2/12/2015                                                             4.39          98,809          49
       243M     8/12/2015                                                             4.41         156,322          77
       600M     9/23/2015                                                             4.46         381,982         189
     1,818M     11/15/2015                                                            4.47       1,149,358         569
       650M   Federal Judiciary Office Building,
                2/15/2015                                                             4.29         432,051         214
              Freddie Mac:
       550M     3/15/2015                                                             4.45         358,797         178
     1,760M     9/15/2015                                                             4.47       1,120,893         555
       625M     1/15/2016                                                             4.48         391,695         194
       210M   Government Trust Certificate - Turkey Trust,
                5/15/2015                                                             4.38         136,916          68
       200M   International Bank for Reconstruction &
                Development, 2/15/2015                                                4.69         128,028          63
              Resolution Funding Corporation:
     3,177M     10/15/2015                                                            4.27       2,057,209       1,019
       320M     1/15/2016                                                             4.29         204,594         101
     2,000M   Tennessee Valley Authority, 11/1/2015                                   4.53       1,258,854         623
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon
  Obligations (cost $9,458,468)                                                                 10,691,410       5,293
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--46.7%
    14,325M   U.S. Treasury Strips, 11/15/2015
                (cost $8,261,923)                                                     4.07       9,431,881       4,670
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $17,720,391)                                         99.6%     20,123,291       9,963
Other Assets, Less Liabilities                                                          .4          73,742          37
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $20,197,033     $10,000
======================================================================================================================

+ The effective yields shown for the zero coupon obligations are the effective yields at June 30, 2005.

See notes to financial statements


Fund Expenses
FIRST INVESTORS LIFE VALUE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
Expense Examples                                   (1/1/05)      (6/30/05)  (1/1/05-6/30/05)*
----------------------------------------------------------------------------------------------
Actual                                            $1,000.00      $1,023.06       $4.16
Hypothetical
(5% annual return before expenses)                $1,000.00      $1,020.67       $4.16
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .83%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).



Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Financials                                            27.5%
Consumer Discretionary                                15.1%
Energy                                                 9.5%
Consumer Staples                                       8.5%
Industrials                                            7.7%
Materials                                              7.4%
Health Care                                            5.7%
Utilities                                              5.1%
Information Technology                                 4.9%
Telecomunication Services                              4.2%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on total value of investments.



Portfolio of Investments
FIRST INVESTORS LIFE VALUE FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--92.5%
              Consumer Discretionary--14.9%
    26,300    Bob Evans Farms, Inc.                                                               $613,316         $82
    22,000    Clear Channel Communications, Inc.                                                   680,460          90
    13,000    Dollar General Corporation                                                           264,680          35
    12,700    Genuine Parts Company                                                                521,843          69
     7,100    Hancock Fabrics, Inc.                                                                 47,144           6
    14,400    Home Depot, Inc.                                                                     560,160          75
    12,800    J.C. Penney Company, Inc. (Holding Co.)                                              673,024          89
    12,300    Jones Apparel Group, Inc.                                                            381,792          51
     7,100    Kenneth Cole Productions, Inc. - Class "A"                                           220,952          29
    20,200    Kimball International, Inc. - Class "B"                                              266,640          35
    11,000    Lee Enterprises, Inc.                                                                440,990          59
    20,700    Leggett & Platt, Inc.                                                                550,206          73
     7,100    Liberty Corporation                                                                  261,351          35
     5,000    Liz Claiborne, Inc.                                                                  198,800          26
     6,800    Magna International, Inc. - Class "A"                                                478,312          64
    29,700    McDonald's Corporation                                                               824,175         110
    30,800    Natuzzi SpA (ADR)                                                                    250,712          33
    18,400    New York Times Company - Class "A"                                                   573,160          76
    10,200    Newell Rubbermaid, Inc.                                                              243,168          32
    10,000    OshKosh B'Gosh, Inc. - Class "A"                                                     259,900          35
     8,000    Outback Steakhouse, Inc.                                                             361,920          48
    46,600    Pearson PLC (ADR)                                                                    553,608          74
    17,300    Talbots, Inc.                                                                        561,731          75
    18,700    Tribune Company                                                                      657,866          87
    31,700    Walt Disney Company                                                                  798,206         106
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,244,116       1,494
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--8.5%
    10,500    Brown-Forman Corporation - Class "B"                                                 634,830          84
    17,600    Coca-Cola Company                                                                    734,800          98
    21,000    ConAgra Foods, Inc.                                                                  486,360          65
     7,195  * Del Monte Foods Company                                                               77,490          10
    12,200    Diageo PLC (ADR)                                                                     723,460          96
     7,100    Fomento Economico Mexicano SA de CV (ADR)                                            422,947          56
    13,500    H.J. Heinz Company                                                                   478,170          64
     8,400    Kimberly-Clark Corporation                                                           525,756          70
    13,600    Ruddick Corporation                                                                  347,208          46
    28,700    Sara Lee Corporation                                                                 568,547          76
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE VALUE FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples (continued)
    21,800    Tasty Baking Company                                                                $177,670         $24
    13,600    UST, Inc.                                                                            620,976          82
    11,900    Wal-Mart Stores, Inc.                                                                573,580          76
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,371,794         847
----------------------------------------------------------------------------------------------------------------------
              Energy--9.4%
     7,300    Anadarko Petroleum Corporation                                                       599,695          80
    11,000    BP PLC (ADR)                                                                         686,180          91
    11,200    Chevron Corporation                                                                  626,304          83
    16,200    ConocoPhillips                                                                       931,338         124
    13,500    Diamond Offshore Drilling, Inc.                                                      721,305          96
     6,503    Kerr-McGee Corporation                                                               496,244          66
    15,800    Marathon Oil Corporation                                                             843,246         112
    11,600    Royal Dutch Petroleum Company - NY Shares (ADR)                                      752,840         100
    14,900    Tidewater, Inc.                                                                      567,988          75
    13,200    Unocal Corporation                                                                   858,660         114
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,083,800         941
----------------------------------------------------------------------------------------------------------------------
              Financials--25.5%
    13,300    A.G. Edwards, Inc.                                                                   600,495          80
     4,400    ACE, Ltd.                                                                            197,340          26
    14,600    Allstate Corporation                                                                 872,350         116
    18,100    AmSouth Bancorporation                                                               470,600          63
    26,900    Amvescap PLC (ADR)                                                                   323,069          43
    24,500    Aon Corporation                                                                      613,480          81
     9,900    Assured Guaranty, Ltd.                                                               231,264          31
    32,300    Bank Mutual Corporation                                                              357,238          47
    15,992    Bank of America Corporation                                                          729,395          97
    25,000    Bank of New York Company, Inc.                                                       719,500          96
    21,450    Brascan Corporation - Class "A"                                                      818,532         109
    14,222    Cincinnati Financial Corporation                                                     562,622          75
     9,600    Comerica, Inc.                                                                       554,880          74
    12,500    CRT Properties, Inc. (REIT)                                                          341,250          45
    43,100    Eagle Hospitality Properties Trust, Inc.                                             392,641          52
     2,900    Endurance Specialty Holdings, Ltd.                                                   109,678          15
    10,100    Erie Indemnity Company - Class "A"                                                   547,925          73
     8,900    FBL Financial Group, Inc. - Class "A"                                                245,729          33
    21,600    Hudson City Bancorp, Inc.                                                            246,456          33
     9,500    Jefferson-Pilot Corporation                                                          478,990          64
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financials (continued)
    20,500    JPMorgan Chase & Company                                                            $724,060         $96
    16,000    KeyCorp                                                                              530,400          70
     8,700    Lincoln National Corporation                                                         408,204          54
    17,700    MBNA Corporation                                                                     463,032          61
    13,400    Merrill Lynch & Company, Inc.                                                        737,134          98
    12,300    Montpelier Re Holdings, Ltd.                                                         425,334          56
    13,200    Morgan Stanley                                                                       692,604          92
    27,700    NewAlliance Bancshares, Inc.                                                         389,185          52
    12,900    North Fork Bancorporation, Inc.                                                      362,361          48
     6,800    One Liberty Properties, Inc. (REIT)                                                  140,828          19
    14,700    Plum Creek Timber Company, Inc. (REIT)                                               533,610          71
     9,300    PNC Financial Services Group, Inc.                                                   506,478          67
    14,700    Protective Life Corporation                                                          620,634          82
    16,400    PXRE Group, Ltd.                                                                     413,608          55
    21,900    Regions Financial Corporation                                                        741,972          99
    10,600    Sky Financial Group, Inc.                                                            298,708          40
     7,800    SunTrust Banks, Inc.                                                                 563,472          75
     6,000    T. Rowe Price Group, Inc.                                                            375,600          50
     7,203    TD Banknorth, Inc.                                                                   214,649          28
    10,700    Wells Fargo & Company                                                                658,906          87
----------------------------------------------------------------------------------------------------------------------
                                                                                                19,214,213       2,553
----------------------------------------------------------------------------------------------------------------------
              Health Care--5.7%
    15,100    Abbott Laboratories                                                                  740,051          98
    14,500    Bristol-Myers Squibb Company                                                         362,210          48
    11,600    GlaxoSmithKline PLC (ADR)                                                            562,716          75
    11,200    Johnson & Johnson                                                                    728,000          97
     9,400    Novartis AG (ADR)                                                                    445,936          59
    24,300    Pfizer, Inc.                                                                         670,194          89
    23,500    Schering-Plough Corporation                                                          447,910          60
     4,328  * WellPoint, Inc.                                                                      301,402          40
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,258,419         566
----------------------------------------------------------------------------------------------------------------------
              Industrials--7.6%
     7,000    A.O. Smith Corporation                                                               186,970          25
     8,200    Adesa, Inc.                                                                          178,514          24
       900    Alexander & Baldwin, Inc.                                                             41,715           6
    11,200    Baldor Electric Company                                                              272,384          36
    12,200    Dover Corporation                                                                    443,836          59
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE VALUE FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Industrials (continued)
    15,300    Federal Signal Corporation                                                          $238,680         $32
     6,200    General Dynamics Corporation                                                         679,148          90
    18,500    Honeywell International, Inc.                                                        677,655          90
    18,800    Masco Corporation                                                                    597,088          79
    17,800    Norfolk Southern Corporation                                                         551,088          73
    20,500    Pall Corporation                                                                     622,380          83
    13,700    Pitney Bowes, Inc.                                                                   596,635          79
     4,700    SPX Corporation                                                                      216,106          29
     5,900    Stewart & Stevenson Services, Inc.                                                   133,694          18
     5,100    Teleflex, Inc.                                                                       302,787          40
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,738,680         763
----------------------------------------------------------------------------------------------------------------------
              Information Technology--4.9%
    14,700    Automatic Data Processing, Inc.                                                      616,959          82
    24,300    AVX Corporation                                                                      294,516          39
     1,943  * Freescale Semiconductor, Inc. - Class "B"                                             41,153           6
    27,400    Hewlett-Packard Company                                                              644,174          86
    11,800    Intersil Corporation - Class "A"                                                     221,486          29
    20,400    Methode Electronics, Inc. - Class "A"                                                242,148          32
    17,600    Motorola, Inc.                                                                       321,376          43
    23,900    Nokia Corporation - Class "A" (ADR)                                                  397,696          53
     7,800  * palmOne, Inc.                                                                        232,206          31
     8,400    Paychex, Inc.                                                                        273,336          36
    25,000  * Planar Systems, Inc.                                                                 183,750          24
    15,600    Woodhead Industries, Inc.                                                            196,716          26
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,665,516         487
----------------------------------------------------------------------------------------------------------------------
              Materials--7.3%
     8,900    Air Products & Chemicals, Inc.                                                       536,670          71
    10,900    Albemarle Corporation                                                                397,523          53
    14,300    Alcoa, Inc.                                                                          373,659          50
    16,500    Compass Minerals International, Inc.                                                 386,100          51
    14,400    Du Pont (E.I.) de Nemours & Company                                                  619,344          82
    23,900    Glatfelter                                                                           296,360          39
    12,400    Great Lakes Chemical Corporation                                                     390,228          52
    17,900    Lubrizol Corporation                                                                 751,979         100
     9,700    MeadWestvaco Corporation                                                             271,988          36
    20,270    Myers Industries, Inc.                                                               253,375          34
    33,800    Sappi, Ltd. (ADR)                                                                    365,716          49
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Materials (continued)
    22,100    Sonoco Products Company                                                             $585,650         $78
     4,100    Vulcan Materials Company                                                             266,459          35
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,495,051         730
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--3.9%
     2,745    ALLTEL Corporation                                                                   170,959          23
    17,900    BellSouth Corporation                                                                475,603          63
    17,300    CT Communications, Inc.                                                              225,765          30
    12,732    D&E Communications, Inc.                                                             123,500          16
    17,100    Nippon Telegraph and Telephone Corporation (ADR)                                     367,137          49
    18,900    SBC Communications, Inc.                                                             448,875          60
     4,800    SureWest Communications                                                              123,120          16
     6,600    Telephone & Data Systems, Inc.                                                       269,346          36
     6,600    Telephone & Data Systems, Inc. - Special Shares                                      253,044          34
    14,418    Verizon Communications, Inc.                                                         498,142          66
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,955,491         393
----------------------------------------------------------------------------------------------------------------------
              Utilities--4.8%
    10,050    American States Water Company                                                        295,169          39
    11,200    KeySpan Corporation                                                                  455,840          61
    12,800    MDU Resources Group, Inc.                                                            360,575          48
    21,900    NiSource, Inc.                                                                       541,587          72
    12,300    Northwest Natural Gas Company                                                        470,352          62
    11,100    ONEOK, Inc.                                                                          362,415          48
    14,800    Southwest Gas Corporation                                                            377,548          50
    14,100    United Utilities PLC (ADR)                                                           337,413          45
    13,400    Vectren Corporation                                                                  384,982          51
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,585,881         476
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $53,944,282)                                                 69,612,961       9,250
----------------------------------------------------------------------------------------------------------------------
              CONVERTIBLE PREFERRED STOCKS--1.7%
              Financials
    16,100    Chubb Corporation, 7%, 2005 - Series "A"                                             518,742          69
     7,000    Lehman Brothers Holdings, Inc., 6.25%,
                2007 - Series "GIS"                                                                178,500          24
     2,800    State Street Corporation, 6.75%, 2006                                                604,484          80
----------------------------------------------------------------------------------------------------------------------
Total Value of Convertible Preferred Stocks (cost $1,128,421)                                    1,301,726         173
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE VALUE FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
    Shares                                                                                                    Invested
        or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--.5%
              Telecommunication Services--.3%
     7,500    Verizon South, Inc., 7%, 2041 - Series "F"                                          $193,725         $26
----------------------------------------------------------------------------------------------------------------------
              Utilities--.2%
     6,700    Entergy Louisiana, Inc., 7.6%, 2032                                                  175,607          23
----------------------------------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $353,493)                                                    369,332          49
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--4.4%
    $3,300M   ChevronTexaco Funding Corp., 3.02%, 7/5/05
                (cost $3,298,892)                                                                3,298,892         438
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $58,725,088)                                         99.1%     74,582,911       9,910
Other Assets, Less Liabilities                                                          .9         674,971          90
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $75,257,882     $10,000
======================================================================================================================

* Non-income producing

  Summary of Abbreviations:
  ADR   American Depositary Receipts
  REIT  Real Estate Investment Trust

See notes to financial statements


This page intentionally left blank.


Statements of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUND
June 30, 2005

-----------------------------------------------------------------------------------------------------------------------
                                                                                     CASH                       FOCUSED
                                                                 BLUE CHIP     MANAGEMENT      DISCOVERY         EQUITY
-----------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                          $135,179,399    $ 6,441,852   $120,948,704   $  9,832,151
                                                              ============   ============   ============   ============
  At value (Note 1A)                                          $172,211,908    $ 6,441,852   $131,888,342   $ 10,890,886
Cash                                                               150,599         41,075         90,165          2,378
Receivables:
  Investment securities sold                                       131,986             --             --             --
  Interest and dividends                                           181,258         15,497         88,287         10,300
  Trust shares sold                                                104,586            710         36,320          9,687
  Other assets                                                      18,216          1,454         12,835          1,105
                                                              ------------   ------------   ------------   ------------
Total Assets                                                   172,798,553      6,500,588    132,115,949     10,914,356
                                                              ------------   ------------   ------------   ------------
Liabilities
Payables:
  Investment securities purchased                                1,072,874             --             --             --
  Trust shares redeemed                                             81,983          4,970         55,609          4,536
Accrued advisory fees                                              106,919          9,061         80,870          6,768
Accrued expenses                                                    29,729          4,233         26,426          4,046
                                                              ------------   ------------   ------------   ------------
Total Liabilities                                                1,291,505         18,264        162,905         15,350
                                                              ------------   ------------   ------------   ------------
Net Assets                                                    $171,507,048    $ 6,482,324   $131,953,044   $ 10,899,006
                                                              ============   ============   ============   ============
Net Assets Consist of:
Capital paid in                                               $176,484,137    $ 6,482,324   $129,804,274   $ 12,144,870
Undistributed net investment income                                798,735             --         17,334         34,359
Accumulated net realized gain (loss) on investments            (42,808,333)            --     (8,808,202)    (2,338,958)
Net unrealized appreciation (depreciation) of investments       37,032,509             --     10,939,638      1,058,735
                                                              ------------   ------------   ------------   ------------
Total                                                         $171,507,048    $ 6,482,324   $131,953,044   $ 10,899,006
                                                              ============   ============   ============   ============
Shares of beneficial interest outstanding (Note 2)               8,654,448      6,482,324      5,376,903      1,314,919
                                                              ============   ============   ============   ============
Net asset value, offering and redemption price per share
  (Net assets divided by shares outstanding)                        $19.82          $1.00         $24.54          $8.29
                                                              ============   ============   ============   ============





--------------------------------------------------------------------------------------------------------
                                                                GOVERNMENT         GROWTH     HIGH YIELD
--------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                          $ 21,027,930   $190,704,373   $ 71,971,160
                                                              ============   ============   ============
  At value (Note 1A)                                          $ 21,145,414   $236,010,620   $ 68,438,098
Cash                                                               124,821          2,244        360,400
Receivables:
  Investment securities sold                                         1,518        716,877             --
  Interest and dividends                                           121,016        193,457      1,352,041
  Trust shares sold                                                 27,433        108,741         56,110
  Other assets                                                       2,315         24,183          7,953
                                                              ------------   ------------   ------------
Total Assets                                                    21,422,517    237,056,122     70,214,602
                                                              ------------   ------------   ------------
Liabilities
Payables:
  Investment securities purchased                                  255,306        650,184        984,825
  Trust shares redeemed                                              8,644         82,234         53,377
Accrued advisory fees                                               10,426        146,659         42,524
Accrued expenses                                                     5,391         26,318         16,436
                                                              ------------   ------------   ------------
Total Liabilities                                                  279,767        905,395      1,097,162
                                                              ------------   ------------   ------------
Net Assets                                                    $ 21,142,750   $236,150,727   $ 69,117,440
                                                              ============   ============   ============
Net Assets Consist of:
Capital paid in                                               $ 21,232,012   $188,223,079   $ 85,769,678
Undistributed net investment income                                441,775        556,630      2,583,575
Accumulated net realized gain (loss) on investments               (648,521)     2,064,771    (15,702,751)
Net unrealized appreciation (depreciation) of investments          117,484     45,306,247     (3,533,062)
                                                              ------------   ------------   ------------
Total                                                         $ 21,142,750   $236,150,727   $ 69,117,440
                                                              ============   ============   ============
Shares of beneficial interest outstanding (Note 2)               2,109,983      7,044,338      8,717,816
                                                              ============   ============   ============
Net asset value, offering and redemption price per share
  (Net assets divided by shares outstanding)                        $10.02         $33.52          $7.93
                                                              ============   ============   ============

See notes to financial statements



Statements of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUND
June 30, 2005

-----------------------------------------------------------------------------------------------------------------------
                                                                                                  TARGET         TARGET
                                                             INTERNATIONAL     INVESTMENT       MATURITY       MATURITY
                                                                SECURITIES          GRADE           2007           2010
-----------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                           $83,487,735    $35,961,965    $20,538,654    $15,019,243
                                                              ============   ============   ============   ============
  At value (Note 1A)                                           $95,247,546    $37,633,821    $21,993,259    $17,168,520
Cash                                                                39,474        326,368        196,398        258,464
Receivables:
  Investment securities sold                                     1,160,878             --             --             --
  Interest and dividends                                           150,355        580,206             --             --
  Trust shares sold                                                 22,866          9,655          2,770             --
  Other assets                                                      12,915          3,890          2,581          1,781
                                                              ------------   ------------   ------------   ------------
Total Assets                                                    96,634,034     38,553,940     22,195,008     17,428,765
                                                              ------------   ------------   ------------   ------------
Liabilities
Payables:
  Investment securities purchased                                  208,286        101,692             --             --
  Trust shares redeemed                                             36,912         19,931         14,653        197,039
  Variation margin on future contracts (Note 6).                       264             --             --             --
  Forward currency contracts (Note 6).                               1,563             --             --             --
Accrued advisory fees                                               59,471         18,932         10,972          8,522
Accrued expenses                                                    13,831          6,874          5,700          5,142
                                                              ------------   ------------   ------------   ------------
Total Liabilities                                                  320,327        147,429         31,325        210,703
                                                              ------------   ------------   ------------   ------------
Net Assets                                                     $96,313,707    $38,406,511    $22,163,683    $17,218,062
                                                              ============   ============   ============   ============
Net Assets Consist of:
Capital paid in                                                $86,735,445    $37,529,063    $20,040,858    $14,627,107
Undistributed net investment income                                341,222        461,682        613,171        400,180
Accumulated net realized gain (loss) on investments,
  futures contracts and foreign currency transactions           (2,658,412)    (1,256,090)        55,049         41,498
Net unrealized appreciation of investments,
  futures contracts and foreign currency transactions           11,895,452      1,671,856      1,454,605      2,149,277
                                                              ------------   ------------   ------------   ------------
Total                                                          $96,313,707    $38,406,511    $22,163,683    $17,218,062
                                                              ============   ============   ============   ============
Shares of beneficial interest outstanding (Note 2)               5,325,521      3,428,638      1,833,122      1,183,142
                                                              ============   ============   ============   ============
Net asset value, offering and redemption price per share
  (Net assets divided by shares outstanding)                        $18.09         $11.20         $12.09         $14.55
                                                              ============   ============   ============   ============





-----------------------------------------------------------------------------------------
                                                                    TARGET
                                                                  MATURITY
                                                                      2015          VALUE
-----------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                           $17,720,391    $58,725,088
                                                              ============   ============
  At value (Note 1A)                                           $20,123,291    $74,582,911
Cash                                                                52,990        263,528
Receivables:
  Investment securities sold                                            --        224,816
  Interest and dividends                                                --        140,941
  Trust shares sold                                                110,035        147,202
  Other assets                                                       1,656          6,634
                                                              ------------   ------------
Total Assets                                                    20,287,972     75,366,032
                                                              ------------   ------------
Liabilities
Payables:
  Investment securities purchased                                       --         38,043
  Trust shares redeemed                                             71,108         17,133
  Variation margin on future contracts (Note 6).                        --             --
  Forward currency contracts (Note 6).                                  --             --
Accrued advisory fees                                                9,741         46,094
Accrued expenses                                                    10,090          6,880
                                                              ------------   ------------
Total Liabilities                                                   90,939        108,150
                                                              ------------   ------------
Net Assets                                                     $20,197,033    $75,257,882
                                                              ============   ============
Net Assets Consist of:
Capital paid in                                                $17,497,998    $75,795,274
Undistributed net investment income                                373,350        752,641
Accumulated net realized gain (loss) on investments,
  futures contracts and foreign currency transactions              (77,215)   (17,147,856)
Net unrealized appreciation of investments,
  futures contracts and foreign currency transactions            2,402,900     15,857,823
                                                              ------------   ------------
Total                                                          $20,197,033    $75,257,882
                                                              ============   ============
Shares of beneficial interest outstanding (Note 2)               1,368,214      5,453,116
                                                              ============   ============
Net asset value, offering and redemption price per share
  (Net assets divided by shares outstanding)                        $14.76         $13.80
                                                              ============   ============

See notes to financial statements



Statements of Operations
FIRST INVESTORS LIFE SERIES FUND
Six Months Ended June 30, 2005

-----------------------------------------------------------------------------------------------------------------------
                                                                                     CASH                       FOCUSED
                                                                 BLUE CHIP     MANAGEMENT      DISCOVERY         EQUITY
-----------------------------------------------------------------------------------------------------------------------
Investment Income
Income:
  Interest                                                    $     55,092   $     88,409   $     88,858   $      2,875
  Dividends                                                      1,453,276(a)          --        500,525         81,496
                                                              ------------   ------------   ------------   ------------
Total income                                                     1,508,368         88,409        589,383         84,371
                                                              ------------   ------------   ------------   ------------
Expenses (Notes 1 and 4):
  Advisory fees                                                    648,089         25,682        477,861         40,201
  Professional fees                                                 15,819          5,223         23,518          4,920
  Custodian fees and expenses                                       15,950          3,203         10,264            422
  Reports and notices to shareholders                               12,940          1,661         50,478          1,730
  Registration fees                                                    415            426            429            473
  Trustees' fees                                                     3,196            151          2,344            197
  Other expenses                                                    20,586          1,491         14,724          2,155
                                                              ------------   ------------   ------------   ------------
Total expenses                                                     716,995         37,837        579,618         50,098
Less: Expenses waived                                                   --        (13,108)            --             --
      Expenses paid indirectly                                      (7,433)          (751)        (7,569)          (94)
                                                              ------------   ------------   ------------   ------------
Net expenses                                                       709,562         23,978        572,049         50,004
                                                              ------------   ------------   ------------   ------------
Net investment income                                              798,806         64,431         17,334         34,367
                                                              ------------   ------------   ------------   ------------
Realized and Unrealized Gain (Loss) on Investments (Note 3)
Net realized gain (loss) on investments                          4,097,427             --     24,956,434        118,849
Net unrealized depreciation of investments                      (6,448,315)            --    (24,979,070)       (94,064)
                                                              ------------   ------------   ------------   ------------
Net gain (loss) on investments                                  (2,350,888)            --        (22,636)        24,785
                                                              ------------   ------------   ------------   ------------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                             $ (1,552,082)  $     64,431   $     (5,302)  $     59,152
                                                              ============   ============   ============   ============





--------------------------------------------------------------------------------------------------------

                                                                GOVERNMENT         GROWTH     HIGH YIELD
--------------------------------------------------------------------------------------------------------
Investment Income
Income:
  Interest                                                       $ 522,610    $    69,387    $ 2,976,875
  Dividends                                                             --      1,449,123(b)       4,226
                                                              ------------   ------------   ------------
Total income                                                       522,610      1,518,510      2,981,101
                                                              ------------   ------------   ------------
Expenses (Notes 1 and 4):
  Advisory fees                                                     78,614        870,616        257,723
  Professional fees                                                  6,719         17,885          9,733
  Custodian fees and expenses                                        4,817         32,819          5,111
  Reports and notices to shareholders                                2,437         12,552          4,154
  Registration fees                                                    465            429            426
  Trustees' fees                                                       450          4,913          1,482
  Other expenses                                                     4,947         24,757         10,572
                                                              ------------   ------------   ------------
Total expenses                                                      98,449        963,971        289,201
Less: Expenses waived                                              (15,723)            --             --
      Expenses paid indirectly                                      (1,908)        (2,109)        (4,330)
                                                              ------------   ------------   ------------
Net expenses                                                        80,818        961,862        284,871
                                                              ------------   ------------   ------------
Net investment income                                              441,792        556,648      2,696,230
                                                              ------------   ------------   ------------
Realized and Unrealized Gain (Loss) on Investments (Note 3)
Net realized gain (loss) on investments                            (26,605)     5,269,440       (133,673)
Net unrealized depreciation of investments                         (44,038)    (5,716,520)    (3,556,633)
                                                              ------------   ------------   ------------
Net gain (loss) on investments                                     (70,643)      (447,080)    (3,690,306)
                                                              ------------   ------------   ------------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                $ 371,149    $   109,568    $  (994,076)
                                                              ============   ============   ============
(a) Net of $541 foreign taxes withheld

(b) Net of $1,014 foreign taxes withheld

See notes to financial statements



Statements of Operations
FIRST INVESTORS LIFE SERIES FUND
Six Months Ended June 30, 2005

-----------------------------------------------------------------------------------------------------------------------
                                                                                                  TARGET         TARGET
                                                             INTERNATIONAL     INVESTMENT       MATURITY       MATURITY
                                                                SECURITIES          GRADE           2007           2010
-----------------------------------------------------------------------------------------------------------------------
Investment Income
Income:
  Interest                                                    $     67,635    $ 1,060,340      $ 695,779      $ 462,087
  Dividends                                                        990,818(c)          --             --             --
                                                              ------------   ------------   ------------   ------------
Total income                                                     1,058,453      1,060,340        695,779        462,087
                                                              ------------   ------------   ------------   ------------
Expenses (Notes 1 and 4):
  Advisory fees                                                    358,267        140,702         84,431         63,009
  Professional fees                                                 13,082          7,356          7,407          5,532
  Custodian fees and expenses                                       65,346          3,662          1,290          1,294
  Reports and notices to shareholders                                5,084          2,918          2,267          2,074
  Registration fees                                                    438            473            503            475
  Trustees' fees                                                     1,917            687            482            361
  Other expenses                                                    15,215          8,690          3,955          3,089
                                                              ------------   ------------   ------------   ------------
Total expenses                                                     459,349        164,488        100,335         75,834
Less: Expenses waived                                                   --        (28,140)       (16,886)       (12,602)
      Expenses paid indirectly                                        (581)        (2,885)          (862)        (1,326)
                                                              ------------   ------------   ------------   ------------
Net expenses                                                       458,768        133,463         82,587         61,906
                                                              ------------   ------------   ------------   ------------
Net investment income                                              599,685        926,877        613,192        400,181
                                                              ------------   ------------   ------------   ------------
Realized and Unrealized Gain (Loss) on Investments,
  Futures Contracts and Foreign Currency
  Transactions (Note 3):
Net realized gain (loss) on investments,
  futures contracts and foreign currency transactions            3,994,051        (14,293)        76,727         42,076
Net unrealized appreciation (depreciation) of investments,
  futures contracts and foreign currency transactions           (5,847,350)      (214,664)      (559,053)        53,453
                                                              ------------   ------------   ------------   ------------
Net gain (loss) on investments, futures contracts
  and foreign currency transactions                             (1,853,299)      (228,957)      (482,326)        95,529
                                                              ------------   ------------   ------------   ------------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                             $ (1,253,614)   $   697,920      $ 130,866      $ 495,710
                                                              ============   ============   ============   ============





-----------------------------------------------------------------------------------------
                                                                    TARGET
                                                                  MATURITY
                                                                      2015          VALUE
-----------------------------------------------------------------------------------------
Investment Income
Income:
  Interest                                                     $   438,284    $    43,983
  Dividends                                                             --      1,001,092(d)
                                                              ------------   ------------
Total income                                                       438,284      1,045,075
                                                              ------------   ------------
Expenses (Notes 1 and 4):
  Advisory fees                                                     66,934        267,226
  Professional fees                                                  5,242          9,557
  Custodian fees and expenses                                          497          7,394
  Reports and notices to shareholders                                1,838          2,516
  Registration fees                                                    465            426
  Trustees' fees                                                       319          1,518
  Other expenses                                                     3,575          8,668
                                                              ------------   ------------
Total expenses                                                      78,870        297,305
Less: Expenses waived                                              (13,387)            --
      Expenses paid indirectly                                        (561)        (4,914)
                                                              ------------   ------------
Net expenses                                                        64,922        292,391
                                                              ------------   ------------
Net investment income                                              373,362        752,684
                                                              ------------   ------------
Realized and Unrealized Gain (Loss) on Investments,
  Futures Contracts and Foreign Currency
  Transactions (Note 3):
Net realized gain (loss) on investments,
  futures contracts and foreign currency transactions                   --      1,640,990
Net unrealized appreciation (depreciation) of investments,
  futures contracts and foreign currency transactions              837,696       (721,752)
                                                              ------------   ------------
Net gain (loss) on investments, futures contracts
  and foreign currency transactions                                837,696        919,238
                                                              ------------   ------------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                              $ 1,211,058    $ 1,671,922
                                                              ============   ============

(c) Net of $122,891 foreign taxes withheld

(d) Net of $4,091 foreign taxes withheld

See notes to financial statements


Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND


-----------------------------------------------------------------------------------------------------------------------
                                                                      BLUE CHIP                    CASH MANAGEMENT
                                                            -----------------------------  ----------------------------
                                                                 1/1/04 to      1/1/05 to      1/1/04 to      1/1/05 to
                                                                  12/31/04        6/30/05       12/31/04        6/30/05
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income (loss)                                $    798,806   $  1,741,299   $     64,431   $     55,893
  Net realized gain on investments                               4,097,427     10,838,283             --             --
  Net unrealized appreciation (depreciation) of investments     (6,448,315)       (64,363)            --             --
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets resulting
      from operations                                           (1,552,082)    12,515,219         64,431         55,893
                                                              ------------   ------------   ------------   ------------
Dividends to Shareholders
  Net investment income                                         (1,741,326)    (1,124,257)       (64,431)       (55,893)
                                                              ------------   ------------   ------------   ------------
Trust Share Transactions *
  Proceeds from shares sold                                      1,954,027      6,495,193        567,141      1,124,541
  Reinvestment of dividends                                      1,741,326      1,124,257         64,431         55,893
  Cost of shares redeemed                                       (9,806,080)   (16,709,475)    (1,507,253)    (3,462,880)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) from trust share transactions       (6,110,727)    (9,090,025)      (875,681)    (2,282,446)
                                                              ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets                     (9,404,135)     2,300,937       (875,681)    (2,282,446)

Net Assets
  Beginning of period                                          180,911,183    178,610,246      7,358,005      9,640,451
                                                              ------------   ------------   ------------   ------------
  End of period+                                              $171,507,048   $180,911,183   $  6,482,324   $  7,358,005
                                                              ============   ============   ============   ============

+Includes undistributed net investment income of              $    798,735   $  1,741,255   $         --   $         --
                                                              ============   ============   ============   ============

*Trust Shares Issued and Redeemed
  Sold                                                              98,765        343,481        567,141      1,124,541
  Issued for dividends reinvested                                   86,936         58,191         64,431         55,893
  Redeemed                                                        (496,719)      (883,254)    (1,507,253)    (3,462,880)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in trust shares outstanding           (311,018)      (481,582)      (875,681)    (2,282,446)
                                                              ============   ============   ============   ============





-----------------------------------------------------------------------------------------------------------------------
                                                                      DISCOVERY                   FOCUSED EQUITY
                                                            -----------------------------  ----------------------------
                                                                 1/1/04 to      1/1/05 to      1/1/04 to      1/1/05 to
                                                                  12/31/04        6/30/05       12/31/04        6/30/05
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income (loss)                                $     17,334   $   (212,612)  $     34,367   $    127,388
  Net realized gain on investments                              24,956,434     10,066,821        118,849        313,132
  Net unrealized appreciation (depreciation) of investments    (24,979,070)     5,410,823        (94,064)       166,745
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets resulting
      from operations                                               (5,302)    15,265,032         59,152        607,265
                                                              ------------   ------------   ------------   ------------
Dividends to Shareholders
  Net investment income                                                 --             --       (127,391)       (54,970)
                                                              ------------   ------------   ------------   ------------
Trust Share Transactions *
  Proceeds from shares sold                                      2,886,040      6,520,454        633,644      1,567,402
  Reinvestment of dividends                                             --             --        127,391         54,970
  Cost of shares redeemed                                       (4,788,010)    (9,756,825)      (750,226)    (1,192,873)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) from trust share transactions       (1,901,970)    (3,236,371)        10,809        429,499
                                                              ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets                     (1,907,272)    12,028,661        (57,430)       981,794

Net Assets
  Beginning of period                                          133,860,316    121,831,655     10,956,436      9,974,642
                                                              ------------   ------------   ------------   ------------
  End of period+                                              $131,953,044   $133,860,316   $ 10,899,006   $ 10,956,436
                                                              ============   ============   ============   ============

+Includes undistributed net investment income of              $     17,334   $         --   $     34,359   $    127,383
                                                              ============   ============   ============   ============

*Trust Shares Issued and Redeemed
  Sold                                                             121,640        297,928         77,083        198,923
  Issued for dividends reinvested                                       --             --         15,423          6,871
  Redeemed                                                        (202,126)      (442,827)       (91,321)      (152,226)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in trust shares outstanding            (80,486)      (144,899)         1,185         53,568
                                                              ============   ============   ============   ============

See notes to financial statements


Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND


-----------------------------------------------------------------------------------------------------------------------
                                                                      GOVERNMENT                      GROWTH
                                                            -----------------------------  ----------------------------
                                                                 1/1/04 to      1/1/05 to      1/1/04 to      1/1/05 to
                                                                  12/31/04        6/30/05       12/31/04        6/30/05
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                       $    441,792   $    895,493   $    556,648   $  1,767,264
  Net realized gain (loss) on investments, futures
    contracts and foreign currency transactions                    (26,605)       137,103      5,269,440     23,194,326
  Net unrealized appreciation (depreciation)
    of investments, futures contracts and foreign
    currency transactions                                          (44,038)      (249,244)    (5,716,520)    (1,571,340)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets resulting
      from operations                                              371,149        783,352        109,568     23,390,250
                                                              ------------   ------------   ------------   ------------
Dividends to Shareholders
  Net investment income                                         (1,077,184)    (1,273,369)    (1,767,273)    (1,133,241)
                                                              ------------   ------------   ------------   ------------
Trust Share Transactions *
  Proceeds from shares sold                                        980,759      1,270,227      5,340,295     10,514,449
  Reinvestment of dividends                                      1,077,184      1,273,369      1,767,273      1,133,241
  Cost of shares redeemed                                       (1,660,412)    (4,767,073)    (8,251,074)   (16,659,347)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) from trust share transactions          397,531     (2,223,477)    (1,143,506)    (5,011,657)
                                                              ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets                       (308,504)    (2,713,494)    (2,801,211)    17,245,352

Net Assets
  Beginning of period                                           21,451,254     24,164,748    238,951,938    221,706,586
                                                              ------------   ------------   ------------   ------------
  End of period+                                              $ 21,142,750   $ 21,451,254   $236,150,727   $238,951,938
                                                              ============   ============   ============   ============

+Includes undistributed net investment income of              $    441,775   $  1,077,167   $    556,630   $  1,767,255
                                                              ============   ============   ============   ============

*Trust Shares Issued and Redeemed
  Sold                                                              97,979        123,718        161,463        338,150
  Issued for dividends reinvested                                  109,137        125,827         52,912         36,113
  Redeemed                                                        (164,533)      (464,551)      (249,464)      (534,700)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in trust shares outstanding             42,583       (215,006)       (35,089)      (160,437)
                                                              ============   ============   ============   ============





-----------------------------------------------------------------------------------------------------------------------
                                                                                                  INTERNATIONAL
                                                                      HIGH YIELD                    SECURITIES
                                                            -----------------------------  ----------------------------
                                                                 1/1/04 to      1/1/05 to      1/1/04 to      1/1/05 to
                                                                  12/31/04        6/30/05       12/31/04        6/30/05
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                       $  2,696,230   $  5,016,403   $    599,685   $    856,056
  Net realized gain (loss) on investments, futures
    contracts and foreign currency transactions                   (133,673)      (702,609)     3,994,051     11,272,138
  Net unrealized appreciation (depreciation)
    of investments, futures contracts and foreign
    currency transactions                                       (3,556,633)     2,104,867     (5,847,350)       567,584
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets resulting
      from operations                                             (994,076)     6,418,661     (1,253,614)    12,695,778
                                                              ------------   ------------   ------------   ------------
Dividends to Shareholders
  Net investment income                                         (5,064,757)    (4,775,010)    (1,261,502)    (1,067,417)
                                                              ------------   ------------   ------------   ------------
Trust Share Transactions *
  Proceeds from shares sold                                      2,616,816      4,634,310      2,195,475      3,456,144
  Reinvestment of dividends                                      5,064,757      4,775,010      1,261,502      1,067,417
  Cost of shares redeemed                                       (2,454,471)    (5,262,498)    (3,505,673)    (7,012,252)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) from trust share transactions        5,227,102      4,146,822        (48,696)    (2,488,691)
                                                              ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets                       (831,731)     5,790,473     (2,563,812)     9,139,670

Net Assets
  Beginning of period                                           69,949,171     64,158,698     98,877,519     89,737,849
                                                              ------------   ------------   ------------   ------------
  End of period+                                              $ 69,117,440   $ 69,949,171   $ 96,313,707   $ 98,877,519
                                                              ============   ============   ============   ============

+Includes undistributed net investment income of              $  2,583,575   $  4,952,102   $    341,222   $  1,003,039
                                                              ============   ============   ============   ============

*Trust Shares Issued and Redeemed
  Sold                                                             322,800        559,779        121,793        208,735
  Issued for dividends reinvested                                  625,279        597,623         68,822         64,109
  Redeemed                                                        (302,984)      (636,250)      (194,087)      (420,968)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in trust shares outstanding            645,095        521,152         (3,472)      (148,124)
                                                              ============   ============   ============   ============

See notes to financial statements


Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND


-----------------------------------------------------------------------------------------------------------------------
                                                                    INVESTMENT GRADE            TARGET MATURITY 2007
                                                            -----------------------------  ----------------------------
                                                                 1/1/04 to      1/1/05 to      1/1/04 to      1/1/05 to
                                                                  12/31/04        6/30/05       12/31/04        6/30/05
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                       $    926,877   $  1,878,725   $    613,192   $  1,308,006
  Net realized gain (loss) on investments                          (14,293)       259,112         76,727        490,890
  Net unrealized appreciation (depreciation) of investments       (214,664)      (673,498)      (559,053)    (1,504,575)
                                                              ------------   ------------   ------------   ------------
    Net increase in net assets resulting from operations           697,920      1,464,339        130,866        294,321
                                                              ------------   ------------   ------------   ------------
Distributions to Shareholders
  Net investment income                                         (2,163,678)    (2,097,082)    (1,308,023)    (1,516,607)
  Net realized gains                                                    --             --       (490,887)      (726,748)
                                                              ------------   ------------   ------------   ------------
Total distributions                                             (2,163,678)    (2,097,082)    (1,798,910)    (2,243,355)
                                                              ------------   ------------   ------------   ------------
Trust Share Transactions *
  Proceeds from shares sold                                      2,080,104      4,069,314        199,335        428,006
  Reinvestment of distributions                                  2,163,678      2,097,082      1,798,910      2,243,355
  Cost of shares redeemed                                       (2,083,550)    (5,136,033)    (1,526,633)    (5,289,759)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) from trust share transactions        2,160,232      1,030,363        471,612     (2,618,398)
                                                              ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets                        694,474        397,620     (1,196,432)    (4,567,432)

Net Assets
  Beginning of period                                           37,712,037     37,314,417     23,360,115     27,927,547
                                                              ------------   ------------   ------------   ------------
  End of period+                                              $ 38,406,511   $ 37,712,037   $ 22,163,683   $ 23,360,115
                                                              ============   ============   ============   ============

+Includes undistributed net investment income of              $    461,682   $  1,698,483   $    613,171   $  1,308,002
                                                              ============   ============   ============   ============

*Trust Shares Issued and Redeemed
  Sold                                                             186,617        352,958         16,314         32,748
  Issued for distributions reinvested                              197,056        182,992        150,789        171,248
  Redeemed                                                        (185,442)      (448,492)      (124,614)      (398,760)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in trust shares outstanding            198,231         87,458         42,489       (194,764)
                                                              ============   ============   ============   ============





-----------------------------------------------------------------------------------------------------------------------
                                                                TARGET MATURITY 2010           TARGET MATURITY 2015
                                                            -----------------------------  ----------------------------
                                                                 1/1/04 to      1/1/05 to      1/1/04 to      1/1/05 to
                                                                  12/31/04        6/30/05       12/31/04        6/30/05
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                       $    400,181   $    785,767   $    373,362   $    614,828
  Net realized gain (loss) on investments                           42,076        166,404             --        (26,960)
  Net unrealized appreciation (depreciation) of investments         53,453       (318,129)       837,696        574,004
                                                              ------------   ------------   ------------   ------------
    Net increase in net assets resulting from operations           495,710        634,042      1,211,058      1,161,872
                                                              ------------   ------------   ------------   ------------
Distributions to Shareholders
  Net investment income                                           (785,755)      (783,712)      (614,835)      (462,639)
  Net realized gains                                              (162,643)       (65,459)            --             --
                                                              ------------   ------------   ------------   ------------
Total distributions                                               (948,398)      (849,171)      (614,835)      (462,639)
                                                              ------------   ------------   ------------   ------------
Trust Share Transactions *
  Proceeds from shares sold                                      1,076,109      2,122,408      3,319,800      5,140,909
  Reinvestment of distributions                                    948,398        849,171        614,835        462,639
  Cost of shares redeemed                                       (1,042,488)    (2,667,229)    (1,022,588)    (1,903,241)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) from trust share transactions          982,019        304,350      2,912,047      3,700,307
                                                              ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets                        529,331         89,221      3,508,270      4,399,540

Net Assets
  Beginning of period                                           16,688,731     16,599,510     16,688,763     12,289,223
                                                              ------------   ------------   ------------   ------------
  End of period+                                              $ 17,218,062   $ 16,688,731   $ 20,197,033   $ 16,688,763
                                                              ============   ============   ============   ============

+Includes undistributed net investment income of              $    400,180   $    785,754   $    373,350   $    614,823
                                                              ============   ============   ============   ============

*Trust Shares Issued and Redeemed
  Sold                                                              74,185        142,404        234,166        372,203
  Issued for distributions reinvested                               67,262         57,260         44,264         33,500
  Redeemed                                                         (72,049)      (179,464)       (71,673)      (138,793)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in trust shares outstanding             69,398         20,200        206,757        266,910
                                                              ============   ============   ============   ============

See notes to financial statements


Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND


-----------------------------------------------------------------------------------------
                                                                          VALUE
                                                              ---------------------------
                                                                 1/1/04 to      1/1/05 to
                                                                  12/31/04        6/30/05
-----------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                       $    752,684   $  1,158,936
  Net realized gain on investments                               1,640,990      2,648,718
  Net unrealized appreciation (depreciation) of investments       (721,752)     5,839,144
                                                              ------------   ------------
    Net increase in net assets resulting from operations         1,671,922      9,646,798
                                                              ------------   ------------
Dividends to Shareholders
  Net investment income                                         (1,158,946)    (1,064,819)
                                                              ------------   ------------
Trust Share Transactions *
  Proceeds from shares sold                                      5,914,275      7,105,633
  Reinvestment of dividends                                      1,158,946      1,064,819
  Cost of shares redeemed                                       (1,785,724)    (4,993,061)
                                                              ------------   ------------
    Net increase from trust share transactions                   5,287,497      3,177,391
                                                              ------------   ------------
      Net increase in net assets                                 5,800,473     11,759,370

Net Assets
  Beginning of period                                           69,457,409     57,698,039
                                                              ------------   ------------
  End of period+                                              $ 75,257,882   $ 69,457,409
                                                              ============   ============

+Includes undistributed net investment income of              $    752,641   $  1,158,903
                                                              ============   ============

*Trust Shares Issued and Redeemed
  Sold                                                             435,100        564,764
  Issued for dividends                                              84,656         86,151
  Redeemed                                                        (131,791)      (398,270)
                                                              ------------   ------------
    Net increase in trust shares outstanding                       387,965        252,645
                                                              ============   ============

See notes to financial statements.


This page intentionally left blank.

Notes to Financial Statements
June 30, 2005


1. Significant Accounting Policies--First Investors Life Series Fund (the "Life Series Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-ended management investment company. The Life Series Fund operates as a series fund, issuing shares of beneficial interest in the Blue Chip, Cash Management, Discovery, Focused Equity, Government, Growth, High Yield, International Securities, Investment Grade, Target Maturity 2007, Target Maturity 2010, Target Maturity 2015, and Value Funds (each a "Fund"). Each Fund accounts separately for its assets, liabilities and operations. The objective of each Fund is as follows:

Blue Chip Fund seeks high total investment return consistent with the preservation of capital.

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Discovery Fund seeks long-term growth of capital.

Focused Equity Fund seeks capital appreciation.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Growth Fund seeks long-term capital appreciation.

High Yield Fund primarily seeks high current income and secondarily seeks capital appreciation.

International Securities Fund primarily seeks long-term capital growth and secondarily a reasonable level of current income.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Target Maturity 2007, Target Maturity 2010 and Target Maturity 2015 Funds seek a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity, consistent with the preservation of capital.

Value Fund seeks total return.

A. Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter market ("OTC"), including securities listed on exchanges whose primary market is believed to be OTC, are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Life Series Fund's Board of Trustees (the "Board"). The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of the market value of an instrument, whereby the difference between its acquisition cost and the market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

The Funds monitor for significant events occurring after the close of foreign markets but prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any foreign securities that are held by the Funds. Examples of such events include natural disasters, political events, issuer-specific developments such as bankruptcies and significant fluctuations in securities markets. If the Valuation Committee decides that such events warrant using fair value estimates for foreign securities, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. At June 30, 2005, the High Yield Fund held seven securities that were fair valued by the Valuation Committee with an aggregate value of $151,409 representing .2% of the Fund's net assets. At June 30, 2005, the Life International Fund held one security that was fair valued by the Valuation Committee with a value of $50 representing 0% of the Fund's net assets. For valuation purposes, where applicable, quotations of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

B. Federal Income Tax--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers), to relieve each Fund from all, or substantially all, federal income taxes. At December 31, 2004, capital loss carryovers were as follows:

June 30, 2005



                                                                  Year Capital Loss Carryovers Expire
                                      -------------------------------------------------------------------------------------------
Fund                        Total            2007            2008            2009            2010            2011            2012
----                  -----------     -----------     -----------     -----------     -----------     -----------     -----------
Blue Chip             $42,858,020         $    --         $    --     $16,256,415     $22,469,579      $4,132,026         $    --
Discovery              33,643,433              --              --      18,119,077      15,524,356              --              --
Focused Equity          2,420,997              --         738,389         248,878       1,083,303         350,427              --
Government                598,049         140,904         133,450              --              --         272,546          51,149
Growth                  1,982,265              --              --              --              --       1,982,265              --
High Yield             15,569,078         566,369       1,503,018       3,751,289       4,221,351       4,736,272         790,779
International
Securities              6,511,971              --              --              --       6,511,971              --              --
Investment Grade        1,198,169              --         626,718          37,096          17,173         517,182              --
Target Maturity 2015       63,450              --           3,919          13,453           4,285          14,833          26,960
Value                  18,781,623              --              --       6,069,407      11,439,916       1,272,300              --

C. Foreign Currency Translations--The accounting records of the International Securities Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

The International Securities Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gains and losses on foreign currency transactions include gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.

D. Distributions to Shareholders--Distributions to shareholders from net investment income and net realized capital gains are generally declared and paid annually on all Funds, except for the Cash Management Fund which declares dividends from the total of net investment income (plus or minus all realized short-term gains and losses on investments) daily and pays monthly. Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, capital loss carryforwards and deferral of wash sales.

E. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Life Series Fund are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

F. Repurchase Agreements--Securities pledged as collateral for repurchase agreements are held by the Fund's custodian until maturity of the repurchase agreement. The agreements provide that the Fund will receive, as collateral, securities with a market value which will at all times be at least equal to 100% of the amount invested by the Fund.

G. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

H. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined and gains and losses are based, on the identified cost basis for securities, for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Bond premiums and discounts are accreted or amortized using the interest method. Interest income on zero-coupon bonds and stepbonds is accrued daily at the effective interest rate. For the six months ended June 30, 2005, The Bank of New York, custodian for all the Funds, except the International Securities Fund, has provided credits in the amount of $30,235 against custodian charges based on the uninvested cash balances of the Funds. The Funds also reduced expenses through brokerage service arrangements. For the six months ended June 30, 2005, the Funds' expenses were reduced by $5,088 under these arrangements.

2. Trust Shares--The Declaration of Trust permits the issuance of an unlimited number of no par value shares of beneficial interest, of one or more Funds. Shares in the Funds are acquired through the purchase of variable annuity or variable life insurance contracts sold by First Investors Life Insurance Company.

3. Security Transactions--For the six months ended June 30, 2005, purchases and sales (including paydowns in Government Fund) of securities and long-term U.S. Government obligations (excluding short-term U.S. Government obligations, repurchase agreements, foreign currencies and short-term securities), were as follows:

June 30, 2005


                                                                        Long-Term US
                                        Securities                 Government Obligations
                              ----------------------------     -----------------------------
                                   Cost of        Proceeds          Cost of         Proceeds
Fund                             Purchases        of Sales        Purchases         of Sales
----                          ------------    ------------     ------------     ------------
Blue Chip                     $ 45,968,462    $ 55,987,658        $      --        $      --
Discovery                      107,144,239     112,075,167               --               --
Focused Equity                   2,974,425       3,093,201               --               --
Government                              --              --        7,422,435        7,093,246
Growth                          88,855,252      91,523,821               --               --
High Yield                      12,032,813      12,024,613               --               --
International Securities        40,753,313      40,843,651               --               --
Investment Grade                 3,274,957       1,643,269               --            9,378
Target Maturity 2007                    --              --               --        1,778,968
Target Maturity 2010                    --              --          443,048          387,263
Target Maturity 2015                    --              --        2,284,587               --
Value                           10,803,117       5,702,303               --               --

At June 30, 2005, aggregate cost and net unrealized appreciation
(depreciation) of securities for federal income tax purposes were as follows:

                                                                                         Net
                                                     Gross            Gross       Unrealized
                                 Aggregate      Unrealized       Unrealized     Appreciation
Fund                                  Cost    Appreciation     Depreciation    (Depreciation)
----                          ------------    ------------     ------------     ------------
Blue Chip                     $139,227,140     $34,077,823       $1,093,055      $32,984,768
Discovery                      121,069,905      10,818,437               --       10,818,437
Focused Equity                   9,868,961       1,039,473           17,548        1,021,925
Government                      21,027,930         117,484               --          117,484
Growth                         191,926,778      44,728,823          644,981       44,083,842
High Yield                      72,100,057              --        3,661,959       (3,661,959)
International Securities*       83,620,363      11,861,171          233,712       11,627,459
Investment Grade                36,512,241       1,145,943           24,363        1,121,580
Target Maturity 2007            20,560,319       1,432,940               --        1,432,940
Target Maturity 2010            15,019,771       2,148,749               --        2,148,749
Target Maturity 2015            17,734,157       2,389,134               --        2,389,134
Value                           58,732,311      15,850,600               --       15,850,600

*Aggregate Cost includes PFIC income of $55,578.

4. Advisory Fee and Other Transactions With Affiliates--Certain officers and trustees of the Life Series Fund are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO") and/or its transfer agent,

Administrative Data Management Corp. Trustees of the Life Series Fund who are not "interested persons" of the Life Series Fund as defined in the 1940 Act are remunerated by the Funds. For the six months ended June 30, 2005, total trustee fees accrued by the Funds amounted to $18,017.

The Investment Advisory Agreement provides as compensation to FIMCO an annual fee, payable monthly, at the rate of .75% on the first $250 million of each Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. For the six months ended June 30, 2005, FIMCO has voluntarily waived 20% of the .75% annual fee on the first $250 million of average daily net assets of the Government, Investment Grade, Target Maturity 2007, Target Maturity 2010 and Target Maturity 2015 Funds. In addition, FIMCO has voluntarily waived $13,108 in advisory fees on the Cash Management Fund to limit the Fund's overall expense ratio to .70%. For the six months ended June 30, 2005, total advisory fees accrued to FIMCO were $3,379,355 of which $99,846 was waived as noted above.

Wellington Management Company, LLP serves as investment subadviser to the Focused Equity Fund, the Growth Fund and the International Securities Fund. Effective March 8, 2005, Paradigm Capital Management, Inc. serves as investment subadviser to the Discovery Fund. The subadvisers are paid by FIMCO and not by the Funds.

5. Restricted Securities--Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2005, the Government Fund held one 144A security with a value of $1,113,032 representing 5.3% of the Fund's net assets, the High Yield Fund held twenty-two 144A securities with an aggregate value of $10,269,000 representing 14.9% of the Fund's net assets and Investment Grade Fund held eight 144A securities with an aggregate value of $2,460,155 representing 6.4% of the Fund's net assets. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may be sold to qualified investors. At June 30, 2005, the Cash Management Fund held four Section 4(2) securities with an aggregate value of $998,101 representing 15.4% of the Fund's net assets. These securities are valued as set forth in Note 1A.

6. Forward Currency Contracts and Future Contracts--A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. When the International Securities Fund purchases or sells foreign securities it customarily enters into a forward currency contract to minimize the foreign exchange risk between the trade date and the settlement date of such

June 30, 2005


transactions. The International Securities Fund could be exposed to risk if counter parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Forward currency contracts are "marked-to-market" daily at the applicable translation rate and the resulting unrealized gains or losses are reflected in the Fund's assets.

The International Securities Fund had the following forward currency contracts outstanding at June 30, 2005:



                                                                            Unrealized
Contracts to Buy Foreign Currency     In Exchange for    Settlement Date       Loss
---------------------------------     ---------------    ---------------    ----------
     17,616 Australian Dollars               $ 13,493         7/1/05           $   (65)
                                           ==========                       ----------


                                                                            Unrealized
Contracts to Sell Foreign Currency    In Exchange for    Settlement Date    Gain (Loss)
----------------------------------    ---------------    ---------------    ----------
  6,881,227 Japanese Yen                     $ 62,676        7/4/05            $   577
    850,440 Canadian Dollars                  692,276        7/5/05             (2,075)
                                           ----------                       ----------
                                             $754,952                           (1,498)
                                           ==========                       ----------
Net Unrealized Loss on Forward Currency Contracts                              $(1,563)
                                                                            ==========

The International Securities Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risk includes the possibility of an illiquid market and that a change in the value of the contract may not correlate with changes in the securities being hedged. At June 30, 2005, U.S. Treasury Bills with a market value of $224,000 were pledged to cover margin requirements for futures contracts. Open futures contracts at June 30, 2005 were as follows:

                                                            Unrealized
                                                          Appreciation
Contracts/Delivery Month/Commitment                      (Depreciation)
-----------------------------------                       ------------
15 CAC 40 Index/September 2005 Buy                             $ 5,030
 3 DAX 30 Index/September 2005 Buy                                 848
 3 IBEX PLUS/July 2005/Buy                                       5,516
 2 MIB 30/September 2005/Buy                                      (377)
25 S&P CAN 60/September 2005/Buy                                63,359
 2 TSE Index/September 2005/Buy                                  5,016
                                                          ------------
Total Net Unrealized Appreciation on Futures Contracts         $79,392
                                                          ============

7. High Yield Credit Risk--The High Yield Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

Financial Highlights
FIRST INVESTORS LIFE SERIES FUND

The following table sets forth the per share operating performance data for a trust share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.


-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset         Net   Net Realized
                 Value,  Investment and Unrealized  Total from         Net         Net
              Beginning      Income Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      (Loss)    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
BLUE CHIP FUND
--------------
2000            $32.14       $ .08         $(1.74)     $(1.66)      $ .12       $1.93          $2.05
2001             28.43         .08          (5.18)      (5.10)        .08        2.81           2.89
2002             20.44         .11          (5.36)      (5.25)        .09          --            .09
2003             15.10         .12           3.80        3.92         .11          --            .11
2004             18.91         .19           1.20        1.39         .12          --            .12
2005(a)          20.18         .10           (.26)       (.16)        .20          --            .20
----------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
2000            $ 1.00       $.058             --      $ .058       $.058          --          $.058
2001              1.00        .037             --        .037        .037          --           .037
2002              1.00        .012             --        .012        .012          --           .012
2003              1.00        .005             --        .005        .005          --           .005
2004              1.00        .007             --        .007        .007          --           .007
2005(a)           1.00        .009             --        .009        .009          --           .009
----------------------------------------------------------------------------------------------------
DISCOVERY FUND
--------------
2000            $33.96       $(.02)        $  .57      $  .55          --       $4.01          $4.01
2001             30.50        (.07)         (6.22)      (6.29)         --        2.78           2.78
2002             21.43        (.08)         (5.73)      (5.81)         --          --             --
2003             15.62        (.06)          6.19        6.13          --          --             --
2004             21.75        (.04)          2.82        2.78          --          --             --
2005(a)          24.53         .04           (.03)        .01          --          --             --
----------------------------------------------------------------------------------------------------
FOCUSED EQUITY FUND
-------------------
2000            $10.25       $ .02         $(1.14)     $(1.12)       $ --          --           $ --
2001              9.13         .02           (.47)       (.45)        .02          --            .02
2002              8.66         .01          (2.44)      (2.43)        .02          --            .02
2003              6.21         .04           1.68        1.72         .01          --            .01
2004              7.92         .10            .36         .46         .04          --            .04
2005(a)           8.34         .03            .02         .05         .10          --            .10
----------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------
2000            $ 9.92       $ .69         $  .29       $ .98       $ .68          --          $ .68
2001             10.22         .52            .36         .88         .65          --            .65
2002             10.45         .45            .33         .78         .52          --            .52
2003             10.71         .55           (.22)        .33         .45          --            .45
2004             10.59         .54           (.17)        .37         .58          --            .58
2005(a)          10.38         .25           (.08)        .17         .53          --            .53
----------------------------------------------------------------------------------------------------
GROWTH FUND
-----------
2000            $43.06       $ .01         $  .02      $  .03       $ .05       $3.24          $3.29
2001             39.80         .06          (5.11)      (5.05)        .02        4.02           4.04
2002             30.71         .12          (6.94)      (6.82)        .06          --            .06
2003             23.83         .16           6.75        6.91         .12          --            .12
2004             30.62         .25           3.04        3.29         .16          --            .16
2005(a)          33.75         .08           (.06)        .02         .25          --            .25
----------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                             Net
                  Value,               Net Assets             Investment                     Net  Portfolio
                  End of     Total  End of Period                 Income              Investment   Turnover
                  Period   Return*  (in millions)   Expenses      (Loss)   Expenses       Income       Rate
-----------------------------------------------------------------------------------------------------------
BLUE CHIP FUND
--------------
2000            $28.43     (5.75)%         $272         .79%        .26%        N/A         N/A         146%
2001             20.44    (19.27)           220         .81         .38         N/A         N/A         105
2002             15.10    (25.80)           148         .81         .58         N/A         N/A         138
2003             18.91     26.19            179         .83         .71         N/A         N/A          96
2004             20.18      7.37            181         .83         .99         N/A         N/A         100
2005(a)          19.82      (.82)           172         .83+        .91+        N/A         N/A          27
-----------------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
2000            $ 1.00      5.92%           $ 9         .70%       5.76%        .89%       5.57%        N/A
2001              1.00      3.77             12         .70        3.59         .86        3.43         N/A
2002              1.00      1.22             14         .70        1.20         .98         .92         N/A
2003              1.00       .54             10         .70         .55         .95         .30         N/A
2004              1.00       .71              7         .70         .69        1.04         .35         N/A
2005(a)           1.00       .94              6         .70+       1.88+       1.10+       1.48+        N/A
-----------------------------------------------------------------------------------------------------------
DISCOVERY FUND
--------------
2000            $30.50      (.22)%         $157         .81%       (.07)%       N/A         N/A         193%
2001             21.43    (21.12)           126         .83        (.33)        N/A         N/A         163
2002             15.62    (27.11)            89         .83        (.43)        N/A         N/A         130
2003             21.75     39.24            122         .85        (.35)        N/A         N/A         111
2004             24.53     12.78            134         .83        (.18)        N/A         N/A          93
2005(a)          24.54       .04            132         .91+        .02+        N/A         N/A          88
-----------------------------------------------------------------------------------------------------------
FOCUSED EQUITY FUND
-------------------
2000            $ 9.13    (10.93)%          $ 8         .81%        .30%        N/A         N/A         210%
2001              8.66     (4.90)             9         .91         .28         N/A         N/A         201
2002              6.21    (28.09)             7        1.04         .13         N/A         N/A         127
2003              7.92     27.73             10         .95         .67         N/A         N/A          43
2004              8.34      5.87             11         .96        1.23         N/A         N/A          50
2005(a)           8.29       .57             11         .93+        .65+        N/A         N/A          28
-----------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------
2000            $10.22     10.54%          $ 11         .75%       6.80%        .90%       6.65%        131%
2001             10.45      8.98             17         .66        6.09         .81        5.94          52
2002             10.71      7.79             25         .78        5.39         .93        5.24         101
2003             10.59      3.18             24         .75        4.98         .90        4.83          83
2004             10.38      3.62             21         .76        4.81         .91        4.66          62
2005(a)          10.02      1.73             21         .79+       4.86+        .94+       4.71+         37
-----------------------------------------------------------------------------------------------------------
GROWTH FUND
-----------
2000            $39.80       .03%          $278         .80%        .03%        N/A         N/A          74%
2001             30.71    (13.36)           241         .81         .19         N/A         N/A          72
2002             23.83    (22.24)           176         .82         .43         N/A         N/A          69
2003             30.62     29.18            222         .83         .60         N/A         N/A          74
2004             33.75     10.77            239         .83         .79         N/A         N/A          76
2005(a)          33.52       .07            236         .83+        .48+        N/A         N/A          39
-----------------------------------------------------------------------------------------------------------

FIRST INVESTORS LIFE SERIES FUND


-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
HIGH YIELD FUND
---------------
2000            $11.19       $1.08         $(1.72)     $ (.64)      $1.11          --          $1.11
2001++            9.44         .89          (1.14)       (.25)       1.06          --           1.06
2002              8.13         .70           (.54)        .16         .89          --            .89
2003              7.40         .63           1.16        1.79         .69          --            .69
2004              8.50         .62            .17         .79         .63          --            .63
2005(a)           8.66         .31           (.41)       (.10)        .63          --            .63
----------------------------------------------------------------------------------------------------
INTERNATIONAL SECURITIES FUND
-----------------------------
2000            $24.62       $ .11         $(2.68)     $(2.57)      $ .13       $2.18          $2.31
2001             19.74         .12          (2.95)      (2.83)        .24        1.26           1.50
2002             15.41         .08          (2.91)      (2.83)        .08          --            .08
2003             12.50         .10           3.91        4.01         .13          --            .13
2004             16.38         .09           2.28        2.37         .20          --            .20
2005(a)          18.55         .24           (.46)       (.22)        .24          --            .24
----------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
2000            $10.97       $ .76         $  .22      $  .98       $ .71          --          $ .71
2001++           11.24         .64            .21         .85         .73          --            .73
2002             11.36         .63            .22         .85         .64          --            .64
2003             11.57         .61            .34         .95         .65          --            .65
2004             11.87         .59           (.12)        .47         .67          --            .67
2005(a)          11.67         .30           (.10)        .20         .67          --            .67
----------------------------------------------------------------------------------------------------
TARGET MATURITY 2007 FUND
-------------------------
2000            $11.94       $ .69         $ 1.17      $ 1.86       $ .68        $ --          $ .68
2001             13.12         .68            .31         .99         .68          --            .68
2002             13.43         .74           1.20        1.94         .69          --            .69
2003             14.68         .77           (.50)        .27         .74         .14            .88
2004             14.07         .77           (.61)        .16         .80         .38           1.18
2005(a)          13.05         .35           (.29)        .06         .74         .28           1.02
----------------------------------------------------------------------------------------------------
TARGET MATURITY 2010 FUND
-------------------------
2000            $11.85         .64         $ 1.74      $ 2.38       $ .68        $ --          $ .68
2001             13.55         .65            .03         .68         .64          --            .64
2002             13.59         .65           1.82        2.47         .65          --            .65
2003             15.41         .72           (.28)        .44         .67          --            .67
2004             15.18         .72           (.13)        .59         .73         .06            .79
2005(a)          14.98         .33            .08         .41         .70         .14            .84
----------------------------------------------------------------------------------------------------
TARGET MATURITY 2015 FUND
-------------------------
2000            $ 9.51         .45         $ 1.92      $ 2.37        $.03          --            .03
2001             11.85         .47           (.36)       0.11         .39          --            .39
2002             11.57         .38           2.23        2.61         .47          --            .47
2003             13.71         .50           (.06)        .44         .41          --            .41
2004             13.74         .53            .61        1.14         .51          --            .51
2005(a)          14.37         .26            .65         .91         .52          --            .52
----------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
               Net Asset                           --------------------  ----------------------
                  Value,               Net Assets                    Net                     Net  Portfolio
                  End of     Total  End of Period             Investment              Investment   Turnover
                  Period   Return*  (in millions)   Expenses      Income    Expenses      Income       Rate
-----------------------------------------------------------------------------------------------------------
HIGH YIELD FUND
---------------
2000            $ 9.44     (6.36)%         $ 55         .82%       9.97%        N/A         N/A          30%
2001++            8.13     (3.47)            50         .83       10.12         N/A         N/A          32
2002              7.40      2.25             50         .86        9.34         N/A         N/A          13
2003              8.50     26.14             64         .85        8.34         N/A         N/A          30
2004              8.66      9.94             70         .85        7.55         N/A         N/A          33
2005(a)           7.93     (1.33)            69         .84+       7.83+        N/A         N/A          18
-----------------------------------------------------------------------------------------------------------
INTERNATIONAL SECURITIES FUND
-----------------------------
2000            $19.74    (11.67)%         $119         .97%        .55%        N/A         N/A         132%
2001             15.41    (14.79)            97        1.03         .73         N/A         N/A         125
2002             12.50    (18.43)            72        1.09         .63         N/A         N/A         129
2003             16.38     32.52             90        1.08         .74         N/A         N/A         119
2004             18.55     14.58             99        1.02         .94         N/A         N/A         114
2005(a)          18.09     (1.21)            96         .96+       1.25+        N/A         N/A          45
-----------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
2000            $11.24      9.51%          $ 21         .68%       6.87%        .83%       6.72%         25%
2001++           11.36      7.86             28         .68        6.36         .83        6.21          13
2002             11.57      7.86             34         .74        6.02         .89        5.87          14
2003             11.87      8.60             37         .73        5.29         .88        5.14          14
2004             11.67      4.04             38         .72        5.03         .87        4.88          16
2005(a)          11.20      1.86             38         .72+       4.92+        .87+       4.77+          5
-----------------------------------------------------------------------------------------------------------
TARGET MATURITY 2007 FUND
-------------------------
2000            $13.12     16.44%          $ 29         .67%       5.77%        .82%       5.62%          9%
2001             13.43      7.76             32         .66        5.24         .81        5.09           3
2002             14.68     15.09             33         .73        5.02         .88        4.87           1
2003             14.07      1.90             28         .72        4.89         .87        4.74           0
2004             13.05      1.12             23         .73        5.14         .88        4.99           0
2005(a)          12.09      0.56             22         .74+       5.45+        .89+       5.30+          0
-----------------------------------------------------------------------------------------------------------
TARGET MATURITY 2010 FUND
-------------------------
2000            $13.55     21.06%          $ 11         .70%       5.72%        .85%       5.57%         15%
2001             13.59      5.15             14         .67        5.16         .82        5.01           2
2002             15.41     18.88             18         .78        4.82         .93        4.67           3
2003             15.18      2.84             17         .74        4.54         .89        4.39           1
2004             14.98      3.96             17         .75        4.70         .90        4.55           4
2005(a)          14.55      2.95             17         .75+       4.75+        .90+       4.60+          2
-----------------------------------------------------------------------------------------------------------
TARGET MATURITY 2015 FUND
-------------------------
2000            $11.85     25.01%          $  2         .72%       5.38%        .87%       5.23%         11%
2001             11.57      0.85              4         .67        5.21         .82        5.06          31
2002             13.71     23.36              9         .88        4.70        1.03        4.55           1
2003             13.74      3.24             12         .80        4.27         .95        4.12           3
2004             14.37      8.47             17         .75        4.34         .90        4.19           2
2005(a)          14.76      6.56             20         .73+       4.17+        .88+       4.02+          0
-----------------------------------------------------------------------------------------------------------

FIRST INVESTORS LIFE SERIES FUND


-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
VALUE FUND+++
----------
2000            $17.55       $ .29         $ (.29)     $   --       $ .30       $ .86          $1.16
2001             16.39         .27          (3.53)      (3.26)        .30         .12            .42
2002             12.71         .32          (3.02)      (2.70)        .27          --            .27
2003              9.74         .22           2.35        2.57         .32          --            .32
2004             11.99         .23           1.71        1.94         .22          --            .22
2005(a)          13.71         .13            .18         .31         .22          --            .22
-----------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
               Net Asset                           --------------------  ----------------------
                  Value,               Net Assets                    Net                     Net  Portfolio
                  End of     Total  End of Period             Investment              Investment   Turnover
                  Period   Return*  (in millions)   Expenses      Income    Expenses      Income       Rate
-----------------------------------------------------------------------------------------------------------
VALUE FUND+++
----------
2000            $16.39      (.59)%         $ 81         .76%       1.84%        .81%       1.79%         50%
2001             12.71    (20.29)            66         .82        1.88         N/A         N/A          50
2002              9.74    (21.60)            45         .97        2.72         N/A         N/A          71
2003             11.99     27.59             58         .83        2.19         N/A         N/A          33
2004             13.71     16.39             69         .84        1.87         N/A         N/A          20
2005(a)          13.80      2.30             75         .83+       2.10+        N/A         N/A           8
-----------------------------------------------------------------------------------------------------------

  * The effect of fees and charges incurred at the separate account level are not reflected in these performance figures

 ** Net of expenses waived or assumed by the investment adviser (Note 4)

  + Annualized

 ++ Prior to January 1, 2001, the High Yield Fund and Investment Grade
    Fund did not amortize premiums on debt securities. The per share data and ratios prior to 2001 have not been restated. The cumulative effect of this accounting change had no impact on the total net assets of the Funds.

+++ Prior to December 31, 2002, known as Utilities Income Fund

(a) For the period January 1, 2005 to June 30, 2005



See notes to financial statements

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Trustees of
First Investors Life Series Fund

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the thirteen Funds comprising First Investors Life Series Fund, as of June 30, 2005, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Life Series Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the thirteen Funds comprising First Investors Life Series Fund, as of June 30, 2005, and the results of their operations, changes in their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                                  Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
August 2, 2005

FIRST INVESTORS LIFE SERIES FUND

Trustees
-----------------------
Robert M. Grohol

Kathryn S. Head

Rex R. Reed

Herbert Rubinstein

James M. Srygley

John T. Sullivan

Robert F. Wentworth


Officers
-----------------------
Kathryn S. Head
President

Joseph I. Benedek
Treasurer

Larry R. Lavoie
Chief Compliance Officer

Mark S. Spencer
Assistant Treasurer

Carol Lerner Brown
Assistant Secretary

FIRST INVESTORS LIFE SERIES FUND

Shareholder Information
-----------------------
Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Subadviser
(Focused Equity Fund, Growth Fund and International Securities Fund only) Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Subadviser
(Discovery Fund Only)
Paradigm Capital Management, Inc.
Nine Elk Street
Albany, NY 12207

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Custodian
(International Securities Fund only)
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Administrative Data Management Corp.
Raritan Plaza I - 8th Floor
Edison, NJ 08837-3620

Independent Registered
Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street
Philadelphia, PA 19103

Legal Counsel
Kirkpatrick & Lockhart
Nicholson Graham LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036


The Cash Management Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that the Fund will be able to do so or achieve its investment objective. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

It is the Fund's practice to mail only one copy of its annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.

The Statement of Additional Information includes additional information about the Fund's trustees and is available, without charge, upon request in writing or by calling 800-423-4026.

A description of the policies and procedures that the Fund uses to vote proxies relating to a portfolio's securities is available, without charge, upon request by calling toll free 800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission's ("SEC") internet website at http://www.sec.gov. In addition, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available, without charge, upon request in writing or by calling 800-423-4026 and on the SEC's internet website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year. The Fund's Form N-Q will be available on the SEC's website at http://www.sec.gov; and may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The schedule of portfolio holdings will also be available, without charge, upon request in writing or by calling 800-423-4026.

NOTES

NOTES

Item 2.  Code of Ethics

		 Not applicable

Item 3.  Audit Committee Financial Expert

		 Not applicable

Item 4.  Principal Accountant Fees and Services

		 Not applicable

Item 5.  Audit Committee of Listed Registrants

		 Not applicable

Item 6.  Schedule of Investments

		 Schedule is included as part of the report to stockholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies & Procedures for
         Closed-End Management Investment Companies

		 Not applicable

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

		 Not applicable

Item 9.  Purchases of Equity Securities by Closed-End Management
	 Investment Companies and Affiliated Purchasers

 		 Not applicable

Item 10.  Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Directors/Trustees.

Item 11. Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits

(a)	Code of Ethics - Previously filed on the Registrant's Form N-CSR
	on September 8, 2004

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Fund
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  September 8, 2005


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Life Series Fund
(Registrant)

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  September 8, 2005